Sanford C. Bernstein Funds


PROSPECTUS
February 2, 2004

Foreign-Stock Portfolios
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Tax-Managed International
International
Emerging Markets Value

Fixed-Income Municipal Portfolios
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Short-Duration Portfolios
   Short Duration New York Municipal
   Short Duration California Municipal
   Short Duration Diversified Municipal
Intermediate-Duration Portfolios
   New York Municipal
   California Municipal
   Diversified Municipal

Fixed-Income Taxable Portfolios
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Short-Duration Portfolios
   U.S. Government Short Duration
   Short Duration Plus
Intermediate-Duration Portfolios
   Intermediate Duration
   Intermediate Duration Institutional

March 31, 2003
Real Estate Portfolios
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AllianceBernstein Real Estate Investment Institutional Fund


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
--------------------------------------------------------------------------------

Introduction ....................................................   1

International Portfolios ........................................   2
Emerging Markets Value ..........................................   7
New York Municipal ..............................................  12
Short Duration New York Municipal ...............................  16
California Municipal ............................................  20
Short Duration California Municipal .............................  24
Diversified Municipal ...........................................  28
Short Duration Diversified Municipal ............................  32
U.S. Government Short Duration ..................................  36
Short Duration Plus .............................................  40
Intermediate Duration ...........................................  44
Intermediate Duration Institutional .............................  48
Real Estate Investment Institutional ............................  52

Additional Information About Principal
  Investment Strategies and Risks ...............................  56
Additional Investment Information,
  Special Investment Techniques and Related Risks ...............  59
Prior Performance of Similarly Managed Accounts .................  71
Fund Management .................................................  74
Pricing Portfolio Shares ........................................  77
Purchasing Shares ...............................................  77
Selling Shares ..................................................  81
Exchanging Shares ...............................................  83
Dividends, Distributions and Taxes ..............................  83
Financial Highlights ............................................  86

Introduction
--------------------------------------------------------------------------------


This Prospectus describes the 12 Portfolios of the Sanford C. Bernstein Fund, Inc. ("SCB"), the Bernstein Intermediate Duration Institutional Portfolio ("Intermediate Duration Institutional") of the Sanford C. Bernstein Fund II, Inc. ("SCBII") and the AllianceBernstein Real Estate Investment Institutional Fund ("Real Estate Investment Institutional Portfolio") of AllianceBernstein Institutional Funds, Inc. ("AIF" and, together with SCB and SCB II, the "Funds"). The 12 Portfolios of SCB, Intermediate Duration Institutional and Real Estate Investment Institutional Portfolio are collectively referred to in the Prospectus as the "Portfolios." SCB currently comprises nine fixed-income Portfolios and three international equity Portfolios. Each Portfolio represents a separate portfolio of securities and each has its own investment objective. For the New York Municipal, California Municipal, Diversified Municipal, Short Duration Plus, Tax-Managed International and International Portfolios of SCB, this Prospectus relates to the New York Municipal Class, California Municipal Class, Diversified Municipal Class and Short Duration Plus Class, Tax-Managed International Class and International Class of shares of these respective Portfolios. For the Real Estate Investment Institutional Portfolio of AIF, this Prospectus relates only to the Class I shares of the Portfolio.

Alliance Capital Management L.P. is the investment manager of the Funds. This Prospectus refers to Alliance Capital Management L.P. as "the Manager," "Alliance" or "we" and shareholders of the Portfolios as "you."

Before investing in any Portfolio of the Funds, you should consider the risks. The share prices of the Portfolios will fluctuate and you may lose money. This risk is heightened in the case of the foreign-stock Portfolios, which can experience high volatility in share prices. There is no guarantee that a Portfolio will achieve its investment objective. In addition, the investments made by a Portfolio may underperform the market generally or other mutual funds with a similar investment objective.

These and other risks are discussed in more detail in the pages that follow and in each Fund's Statement of Additional Information ("SAI"), which is available without charge (see back cover).


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                                                  Prospectus--February 2, 2004 1

International Portfolios
--------------------------------------------------------------------------------

Investment Objectives

Tax-Managed International Portfolio: To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International ("MSCI") EAFE Index, plus Canada. The Portfolio seeks to minimize the impact of taxes on shareholders' returns.

International Portfolio: To provide long-term capital growth through investments in equity securities of established foreign companies comprising the MSCI EAFE Index, plus Canada. The Portfolio is managed without regard to tax considerations.

Principal Investment Strategies

Each of the Tax-Managed International Portfolio and the International Portfolio (the "International Portfolios") will invest primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. We diversify among many foreign countries but not necessarily in the same proportion that the countries are represented in the EAFE Index. Under normal circumstances, we will invest in companies in at least three countries (and normally substantially more) other than the United States. We also diversify the investment portfolios between growth and value equity investment styles. We select international growth and international value equity securities based on our fundamental growth and value investment disciplines to produce blended portfolios. Within each investment discipline, we draw on the capabilities of separate investment teams.

The International Portfolios' international growth stocks are selected using Alliance's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings-growth prospects.

The International Portfolios' international value stocks are selected using the fundamental international value investment discipline of the Manager's Bernstein unit ("Bernstein"). In selecting stocks for the International Portfolios, the Bernstein international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of each International Portfolio will consist of international value stocks and 50% will consist of international growth stocks. We will rebalance the International Portfolios as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the International Portfolios will vary within a narrow range, normally from 45%-55%. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be up to 40%-60%. The Tax-Managed International Portfolio was formerly known as the Tax-Managed International Value Portfolio, and the International Portfolio was formerly known as the International Value Portfolio II. Prior to September 2, 2003, 100% of the value of each International Portfolio consisted of international value stocks.

The International Portfolios will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). If research determines the need to hedge a portion of the currency risk, the Portfolios will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The International Portfolios will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the International Portfolios will generally invest a portion of their uncommitted cash balances in futures contracts to expose that portion of the International Portfolio to the equity markets. The International Portfolios may also make investments in less developed or emerging equity markets.

The International Portfolio is managed without regard to potential tax consequences to the shareholder. It is particularly appropriate for investors, such as pension plans and IRAs, not subject to current federal income taxation.


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2

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Additional Strategies Applicable to the Tax-Managed International Portfolio

The Tax-Managed International Portfolio seeks to maximize after-tax total returns by considering the tax impact that buy and sell investment decisions will have on its shareholders. For example, we may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, we may sell securities in the Portfolio with the highest cost basis. We may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, we will consider whether, in our judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Portfolio.

Principal Investment Risks

General risks of investing in the Portfolios: The share prices of the Portfolios will fluctuate and you may lose money. There is no guarantee that a Portfolio will achieve its investment objectives.

Risks of investing in foreign securities: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries, where there is an even greater amount of economic, political and social instability.

Market risk: Each Portfolio is subject to market risk, which is the risk that stock prices in general will decline over short or even extended periods. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. Furthermore, since the composition of each Portfolio will differ from that of market indices, its performance generally will not mirror the returns provided by a specific market index.

Allocation risk: This is the risk that, by combining the growth and value styles to reduce overall portfolio volatility, returns may be lower over any given time period than if someone had owned only the equity style that performed better during that period. This risk must be considered relative to the likelihood that an investor could accurately predict which style will outperform in any given period. Also, as the International Portfolios will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

Foreign currency risk: Returns on foreign securities are influenced by currency risk as well as equity risk. Foreign securities are generally denominated in foreign currencies, which may change in value in relation to the U.S. dollar, possibly for long periods of time. When a foreign currency declines in value in relation to the U.S. dollar, your return on foreign stocks will decline.

It is possible that foreign governments will impose currency exchange control regulations or other restrictions that would prevent cash from being brought back to the U.S. Foreign governments may also intervene in currency markets or interpose registration/approval processes, which may adversely affect the Portfolios and your investment.

Although forward contracts will be used primarily to protect the Portfolios from adverse currency movements, they involve the risk that anticipated currency movements will not be accurately predicted and the Portfolios' total return could be adversely affected as a result.

Other foreign investment risks include:

   o the availability of less public information on issuers of securities

   o less governmental supervision of brokers and issuers of securities

   o lack of uniform accounting, auditing and financial-reporting standards

   o settlement practices that differ from those in the U.S. and may result in delays or may not fully protect the Portfolios against loss or theft of assets

   o the possibility of nationalization of a company or industry and expropriation or confiscatory taxation

   o the imposition of foreign taxes

   o high inflation and rapid fluctuations in inflation rates


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                                                  Prospectus--February 2, 2004 3

--------------------------------------------------------------------------------

   o less developed legal structures governing private or foreign investment

Higher costs associated with foreign investing: Investments in foreign securities will also result in generally higher expenses due to:

   o the costs of currency exchange

   o higher brokerage commissions in certain foreign markets

   o the expense of maintaining securities with foreign custodians

Additional risks of investing in emerging-market countries: Investing in emerging-market countries entails greater economic, political and social instability. In addition, there is heightened volatility because the securities markets in these countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

Derivatives risk: The Portfolios may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolios more volatile and can compound other risks.

Management risk: The Portfolios are subject to management risk because they are actively managed investment portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The returns shown below in the bar charts and the tables are for the Tax-Managed International Portfolio and the International Portfolio using an all-value investment style. In September 2003, the investment style of the International Portfolios changed from all-value to a blend of growth and value. The bar charts show the performance of the International Portfolio for each full calendar year since inception and the Tax-Managed International Portfolio for the past 10 calendar years. The tables show how each Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. The bar charts and the tables indicate the volatility of an investment in the Portfolios and give some indication of the risk. The Portfolios' past performance, before and after taxes, is no guarantee of how either will perform in the future.


   INTERNATIONAL PORTFOLIO
   Calendar Year Total Returns
--------------------------------------------------------------------------------

 2000                    2001                    2002                    2003
--------------------------------------------------------------------------------
-2.97%                  -12.92%                 -8.84%                  39.35%

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                  06/30/03          24.94%
   Worst Quarter                 09/30/02         -21.95%

   Average Annual Total Returns
--------------------------------------------------------------------------------

                             For Periods Ended December 31, 2003
                                One Year     Since Inception*
--------------------------------------------------------------------------------
   International Portfolio
     Returns Before Taxes       39.35%              3.73%
     Returns After Taxes on
       Distributions+           39.34%              2.01%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares+     26.01%              2.18%
   MSCI EAFE Index              38.59%             -1.20%++

 * The Portfolio commenced operations on April 30, 1999.

 + After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



++ Since May 1, 1999, the first full month after Portfolio inception (April
   30, 1999)


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4

   TAX-MANAGED INTERNATIONAL PORTFOLIO
   Calendar Year Total Returns
--------------------------------------------------------------------------------

3.83%   8.07%   17.46%  9.27%  10.95%  22.71%   -4.88%   -12.52%  -8.51%  38.83%
--------------------------------------------------------------------------------
1994    1995    1996    1997    1998    1999     2000     2001     2002    2003

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                06/30/03            24.55%
   Worst Quarter                9/30/02           -21.98%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                For Years Ended December 31, 2003
                                One Year    Five Years   Ten Years
--------------------------------------------------------------------------------
   Tax-Managed International
     Returns Before Taxes       38.83%        5.34%         7.56%
     Returns After Taxes on
       Distributions*           38.55%        4.63%         6.06%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares*     25.69%        4.34%         5.78%
   MSCI EAFE Index              38.39%       -0.05%         4.47%

 * After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
                                                  Prospectus--February 2, 2004 5

--------------------------------------------------------------------------------

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolios.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                         Tax-Managed            International
                                                                                   International Portfolio        Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                           None                   None
                           Sales Charge (Load) Imposed on Reinvested Dividends                None                   None
                           Deferred Sales Charge (Load)                                       None                   None
                           Redemption Fees                                                    None                   None
                           Exchange Fees                                                      None                   None
                           Maximum Account Fee                                                $100(1)                $100(1)

                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                    0.93%                   0.96%
                           Distribution (12b-1) Fees                                          None                    None
                           Other Expenses
                              Shareholder Servicing Fees                                      0.25%                   0.25%
                              All Other Expenses                                              0.07%                   0.08%
                  Total Annual Portfolio Operating Expenses                                   1.25%                   1.29%


                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.


                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolios with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolios' operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                           $ 127                  $ 131

                           3 Yrs. (cum.)                                                   $ 397                  $ 409

                           5 Yrs. (cum.)                                                   $ 686                  $ 708

                           10 Yrs. (cum.)                                                 $1,511                 $1,556


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6

Emerging Markets Value Portfolio
--------------------------------------------------------------------------------

Investment Objective

To provide long-term capital growth through investments in equity securities of companies in emerging-market countries.

Principal Investment Strategies

The Emerging Markets Value Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in emerging markets. For purposes of this policy, net assets include any borrowings for investment purposes. You will be notified at least 60 days prior to any change to the Portfolio's 80% investment policy. Issuers of these securities may be large or relatively small companies.

The Manager will determine which countries are emerging-market countries. In general, these will be the countries considered to be developing countries by the international financial community and will include those countries considered by the International Finance Corporation (a subsidiary of the World
Bank) to have an "emerging stock market." Examples of emerging-market countries are Argentina, Brazil, Chile, Egypt, India, Indonesia, Israel, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, South Africa, South Korea, Taiwan, Thailand and Turkey. An emerging market company is one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue or profits from goods produced or sold, services performed or investments made, or has at least 50% of its assets, in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored ADRs and GDRs.

Under most conditions, the Emerging Markets Value Portfolio intends to have its assets diversified among emerging-market countries, although this Portfolio may also invest in more developed country markets. In allocating the Portfolio's assets among emerging-market countries, we will consider such factors as the geographical distribution of the Portfolio, the sizes of the stock markets represented and the various key economic characteristics of the countries. However, the Portfolio may not necessarily be diversified on a geographical basis. We will also consider the transaction costs and volatility of each individual market. We use a value-oriented approach to stock selection.

We will hedge currency risk when we believe there is potential to enhance risk-adjusted returns. However, the currency exposures of this Portfolio will generally be unhedged. This is because currency hedging in emerging-market countries is often either subject to legal and regulatory controls or prohibitively expensive.

In addition, the Portfolio may invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

The Portfolio may also make investments in developed foreign securities that comprise the EAFE index.

Principal Investment Risks

General risks of investing in the Portfolio: The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Risks of investing in emerging-markets securities: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political and social instability. Economic, political and social instability could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

In addition, national policies may restrict investment opportunities. For example, there may be restrictions on investment in issuers or industries deemed sensitive to national interests.

Market risk: The Portfolio is subject to market risk, which is the risk that stock prices in general will decline over short or even extended periods. In foreign markets there is often a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of the Portfolio will differ


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 7

--------------------------------------------------------------------------------

from that of market indexes, its performance will generally not mirror the returns provided by a specific market index.

Foreign currency risk: Returns on foreign securities are influenced by currency risk as well as equity risk. Foreign securities are generally denominated in foreign currencies, which may change in value in relation to the U.S. dollar, possibly for long periods of time. When a foreign currency declines in value in relation to the U.S. dollar, your returns on foreign stocks will also fall.

It is possible that foreign governments will impose currency exchange control regulations or other restrictions that would prevent cash from being brought back to the United States. Foreign governments may also intervene in currency markets or interpose registration/approval processes, which could adversely affect the Portfolio.

Other foreign investing risks include:

   o the availability of less public information on issuers of securities

   o less governmental supervision of brokers and issuers of securities

   o lack of uniform accounting, auditing and financial-reporting standards

   o settlement practices that differ from those in the United States and may result in delays or may not fully protect the Portfolio against loss or theft of assets

   o the possibility of nationalization of a company or industry and expropriation or confiscatory taxation

   o the imposition of foreign taxes

   o high inflation and rapid fluctuations in inflation rates

   o less developed legal structures governing private or foreign investment

Higher costs associated with foreign investing: Investments in foreign securities will also result in generally higher expenses due to:

   o the costs of currency exchange

   o higher brokerage commissions in certain foreign markets

   o the expense of maintaining securities with foreign custodians

Investments in small companies: The Portfolio may invest in securities of smaller companies, which may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, both because the securities are typically traded in lower volume and because the companies are subject to greater business risk.

Actions by a few major investors: In certain emerging-market countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance return, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

--------------------------------------------------------------------------------
8

Investment Performance

The bar chart shows the Portfolio's performance for each full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

The returns in the bar chart do not reflect the portfolio transaction fee of 2.00% that is payable to the Portfolio when shares of the Portfolio are purchased and when shares are sold. If these fees were reflected in the chart, the returns would be less than those shown.

The average annual total returns in the table reflect the returns to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Without taking into account this transaction fee, average annual total returns to a shareholder for the calendar year ended 2003 and since inception, before taxes, would have been 76.89% and 4.71%, respectively.

   EMERGING MARKETS VALUE PORTFOLIO
   Calendar Year Total Returns

7.05%    -23.92%    -21.09%    73.01%    -28.16%    -3.62%     3.84%    76.89%
--------------------------------------------------------------------------------
1996      1997       1998       1999       2000      2001       2002     2003


   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                  6/30/99           35.18%
   Worst Quarter                12/31/97          -26.32%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                    For Years Ended December 31, 2003
                                                             Since
                                   One Year    Five Years  Inception*
--------------------------------------------------------------------------------
   Emerging Markets Value
     Returns Before Taxes          69.88%       16.14%         4.19%
     Returns After Taxes on
       Distributions+              70.18%       16.06%         4.00%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares+        46.21%       14.28%         3.58%
   MSCI Emerging Markets
   Free Index                      56.28%       10.62%         1.86%++

 * The Portfolio commenced operations on December 15, 1995.

 + After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

++ Since January 1, 1996, the first full month after Portfolio inception
   (Dec. 15, 1995)


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 9

--------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                              Emerging Markets
                                                                                                               Value Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Maximum Account Fee                                                                       $100(1)
                           Portfolio Transaction Fee upon Purchase of Shares
                           (as a percentage of amount invested)*                                                     2.00%
                           Portfolio Transaction Fee upon Redemption of Shares
                           (as a percentage of amount redeemed)+                                                     2.00%
                           Portfolio Transaction Fee upon Exchange of Shares                                         ss.
                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           1.25%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.25%
                              All Other Expenses                                                                     0.22%
                  Total Annual Portfolio Operating Expenses                                                          1.72%


                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

                    * The portfolio transaction fee on purchases is deducted
                      automatically from the amount invested and paid to the Portfolio.

                    + The portfolio transaction fee upon redemption is
                      withheld from redemption proceeds by the Portfolio and paid to the Portfolio.

                  ss. Exchanges will be treated as purchases or redemptions
                      for purposes of imposing the portfolio transaction fee on purchases or redemptions.

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
Fees and Expenses (cont'd)


                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.* The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                      Emerging Markets
                                                                                       Value Portfolio
                           1 Yr.                                                           $ 574

                           3 Yrs. (cum.)                                                   $ 947

                           5 Yrs. (cum.)                                                  $1,345

                           10 Yrs. (cum.)                                                 $2,460

                           You would pay the following expenses
                             if you did not redeem your shares:

                           1 Yr.                                                           $ 371

                           3 Yrs. (cum.)                                                   $ 731

                           5 Yrs. (cum.)                                                  $1,115

                           10 Yrs. (cum.)                                                 $2,190

                           This example reflects the portfolio transaction fee on purchases but does not reflect the portfolio transaction fee on redemptions. If this fee were included, your costs would be higher.

                           The portfolio transaction fees on purchases and redemptions are received by the Emerging Markets
                           Value Portfolio, not by Alliance, and are neither sales loads nor contingent deferred sales loads. The purpose of these fees is to allocate transaction costs associated with purchases and redemptions to the investors making those purchases and redemptions, not to other shareholders. For more information on the portfolio transaction fees, see page 73.



                         * The expenses include the portfolio transaction fee on
                           purchases and redemptions.


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 11

New York Municipal Portfolio
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and maximize total return after taking account of federal, state and local taxes for New York residents.

Principal Investment Strategies

As a matter of fundamental policy, the New York Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may also use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations and tax-exempt commercial paper.

Municipal securities are typically classified as "general obligation" or "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds,

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Because prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration, this Portfolio has greater interest-rate risk than the Fund's short-duration Portfolios.

Callable securities: Many municipal securities have call features which allow the issuer of the security to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. The Portfolio may lose any premium it has paid for the called security over its par value and when a security is called, the principal received by the Portfolio is usually reinvested at a lower yield.

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium-quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio may invest a large portion of its assets in New York State's municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political, regulatory occurrences or terrorism. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Non-diversification risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio

--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 13

--------------------------------------------------------------------------------

can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health-care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private-activity bonds are not government-backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.


   NEW YORK MUNICIPAL PORTFOLIO
   Calendar Year Total Returns
--------------------------------------------------------------------------------

-2.55%   12.97%   3.53%   6.54%   5.21%   -0.03%   8.20%    4.54%   7.28%  3.95%
--------------------------------------------------------------------------------
 1994    1995     1996    1997    1998     1999    2000    2001    2002    2003

  Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                 3/31/95             4.87%
   Worst Quarter                3/31/94            -2.90%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                    For Years Ended December 31, 2003
                                   One Year    Five Years   Ten Years
--------------------------------------------------------------------------------
   New York Municipal
     Returns Before Taxes           3.95%        4.75%         4.88%
     Returns After Taxes on
       Distributions*               3.92%        4.71%         4.82%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares*         3.77%        4.61%         4.76%
   Lehman Brothers Five-Year
   General Obligation
   Municipal Bond Index             4.18%        5.47%         5.41%

 * After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
14

-------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                                  New York
                                                                                                             Municipal Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)
                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.50%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.10%
                              All Other Expenses                                                                     0.05%
                  Total Annual Portfolio Operating Expenses                                                          0.65%

                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.


                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                            $ 66

                           3 Yrs. (cum.)                                                    $208

                           5 Yrs. (cum.)                                                    $362

                           10 Yrs. (cum.)                                                   $810


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 15

Short Duration New York Municipal Portfolio
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate rate of return after taking account of federal, state and local taxes for New York residents.

Principal Investment Strategies

As a matter of fundamental policy, the Short Duration New York Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and New York state and local personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for New York investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as "general obligation" or "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to

--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio may invest a large portion of its assets in New York State's municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political, regulatory occurrences or terrorism. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Non-diversification risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 17

--------------------------------------------------------------------------------

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health-care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private-activity bonds are not government-backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The bar chart shows the Portfolio's performance for each full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

   SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO
   Calendar Year Total Returns
--------------------------------------------------------------------------------

6.07%    3.52%     3.75%     3.77%     2.30%    4.78%    4.50%    3.08%    1.80%
--------------------------------------------------------------------------------
1995     1996      1997      1998      1999      2000     2001     2002    2003


   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                 3/31/95             2.07%
   Worst Quarter                6/30/99             0.17%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                    For Periods Ended December 31, 2003
                                                                 Since
                                  One Year    Five Years       Inception*
--------------------------------------------------------------------------------
   Short Duration New York
   Municipal
     Returns Before Taxes           1.80%        3.28%          3.66%
     Returns After Taxes on
       Distributions+               1.80%        3.25%          3.56%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares+         1.85%        3.23%          3.56%
   Lehman Brothers
   One-Year Municipal Index         1.71%        3.91%          4.83%++

 * The Portfolio commenced operations on October 3, 1994.

 + After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

++ Since November 1, 1994, the first full month after Portfolio inception
   (October 3, 1994)


--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                                Short Duration
                                                                                                              New York Municipal
                                                                                                                   Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)

                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                          (expenses that are deducted from Portfolio assets)
                           Management Fees                                                                           0.50%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.10%
                              All Other Expenses                                                                     0.16%
                  Total Annual Portfolio Operating Expenses                                                          0.76%

                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                            $ 78

                           3 Yrs. (cum.)                                                    $243

                           5 Yrs. (cum.)                                                    $422

                           10 Yrs. (cum.)                                                   $942



--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 19

California Municipal Portfolio
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.

Principal Investment Strategies

As a matter of fundamental policy, the California Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as "general obligation" or "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds,


--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Because prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration, this Portfolio has greater interest-rate risk than the Fund's short-duration Portfolios.

Callable securities: Many municipal securities have call features which allow the issuer of the security to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. The Portfolio may lose any premium it has paid for the called security over its par value and when a security is called, the principal received by the Portfolio is usually reinvested at a lower yield.

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio may invest a large portion of its assets in California State's municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political, regulatory occurrences or terrorism. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 21

--------------------------------------------------------------------------------

Non-diversification risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health-care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private-activity bonds are not government-backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.


   CALIFORNIA MUNICIPAL PORTFOLIO
   Calendar Year Total Returns
--------------------------------------------------------------------------------
1994      1995    1996    1997    1998     1999    2000     2001    2002    2003
--------------------------------------------------------------------------------
-3.15%   13.72%   3.72%   6.34%   5.12%   -0.06%   8.53%   4.57%   5.81%   3.68%

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                 3/31/95             5.48%
   Worst Quarter                3/31/94            -2.88%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                 For Periods Ended December 31, 2003
                                  One Year    Five Years   Ten Years
--------------------------------------------------------------------------------
   California Municipal
     Returns Before Taxes          3.68%        4.47%         4.74%
     Returns After Taxes on
       Distributions*              3.60%        4.40%         4.66%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares*        3.48%        4.32%         4.59%
   Lehman Brothers Five-Year
   General Obligation
   Municipal Bond Index            4.18%        5.47%         5.41%

 * After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------

                                                                                                                 California
                                                                                                             Municipal Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)

                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.50%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.10%
                              All Other Expenses                                                                     0.06%
                  Total Annual Portfolio Operating Expenses                                                          0.66%

                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                            $ 67

                           3 Yrs. (cum.)                                                    $211

                           5 Yrs. (cum.)                                                    $368

                           10 Yrs. (cum.)                                                   $822


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 23

Short Duration California Municipal Portfolio
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate rate of return after taking account of federal and state taxes for California residents.

Principal Investment Strategies

As a matter of fundamental policy, the Short Duration California Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as "general obligation" or "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports,

--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------

housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio may invest a large portion of its assets in California State's municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political, regulatory occurrences or terrorism. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Non-diversification risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not "diversified." This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 25

--------------------------------------------------------------------------------

preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The bar chart shows the Portfolio's performance for each full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

   SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO
   Calendar Year Total Returns
--------------------------------------------------------------------------------

6.29%    3.55%    3.60%    3.90%    2.37%    4.88%     4.41%     2.62%     1.51%
--------------------------------------------------------------------------------
1995     1996     1997     1998     1999     2000      2001      2002      2003

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                   3/31/95          2.04%
   Worst Quarter                 12/31/02         -0.23%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                     For Periods Ended December 31, 2003
                                                                Since
                                     One Year    Five Years  Inception*
--------------------------------------------------------------------------------
   Short Duration California
   Municipal
     Returns Before Taxes             1.51%        3.15%         3.62%
     Returns After Taxes on
       Distributions+                 1.50%        3.09%         3.50%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares+           1.55%        3.07%         3.48%
   Lehman Brothers
   One-Year Municipal Index           1.71%        3.91%         4.38%++


 * The Portfolio commenced operations on October 3, 1994.

 + After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

++ Since November 1, 1994, the first full month after Portfolio inception
   (October 3, 1994)


--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                 Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                               Short Duration
                                                                                                            California Municipal
                                                                                                                  Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)

                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.50%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.10%
                              All Other Expenses                                                                     0.20%
                  Total Annual Portfolio Operating Expenses                                                          0.80%

                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                            $ 82

                           3 Yrs. (cum.)                                                    $255

                           5 Yrs. (cum.)                                                    $444

                           10 Yrs. (cum.)                                                   $990


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 27

Diversified Municipal Portfolio
--------------------------------------------------------------------------------
Investment Objective

To provide safety of principal and maximize total return after taking account of federal taxes.

Principal Investment Strategies

As a matter of fundamental policy, the Diversified Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions.

Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as "general obligation" or "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

--------------------------------------------------------------------------------
28

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Because prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration, this Portfolio has greater interest-rate risk than the Fund's short-duration Portfolios.

Callable securities: Many municipal securities have call features which allow the issuer of the security to repay principal prior to the maturity date of the security. The issuer will typically call a security when interest rates are lower than the original issue yield of the security. The Portfolio may lose any premium it has paid for the called security over its par value and the principal received by the Portfolio when a security is called is usually reinvested at a lower yield.

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 29

--------------------------------------------------------------------------------

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.


   DIVERSIFIED MUNICIPAL PORTFOLIO
   Calendar Year Total Returns
--------------------------------------------------------------------------------

-2.52%   12.97%   3.64%   6.68%   4.62%   0.45%   7.81%    5.49%   6.79%   4.04%
--------------------------------------------------------------------------------
 1994     1995    1996    1997    1998     1999    2000     2001   2002    2003

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                 3/31/95             5.03%
   Worst Quarter                3/31/94            -2.82%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                 For Periods Ended December 31, 2003
                                  One Year    Five Years   Ten Years
--------------------------------------------------------------------------------
   Diversified Municipal
     Returns Before Taxes           4.04%        4.88%         4.92%
     Returns After Taxes on
       Distributions*               4.02%        4.84%         4.86%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares*         3.84%        4.73%         4.79%
   Lehman Brothers Five-Year
   General Obligation
   Municipal Bond Index             4.18%        5.47%         5.41%

 * After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
30

--------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------

                                                                                                                Diversified
                                                                                                             Municipal Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)
                  ------------------------------------------------------------------------------------------------------------------
                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)

                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.47%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.10%
                              All Other Expenses                                                                     0.06%
                  Total Annual Portfolio Operating Expenses                                                          0.63%


                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.


                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                            $ 64

                           3 Yrs. (cum.)                                                    $202

                           5 Yrs. (cum.)                                                    $351

                           10 Yrs. (cum.)                                                   $786


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 31

Short Duration Diversified Municipal Portfolio
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate rate of return after taking account of federal taxes.

Principal Investment Strategies

As a matter of fundamental policy, the Short Duration Diversified Municipal Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for Portfolio investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one-half year to two and one-half years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.

The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.

Municipal securities are typically classified as "general obligation" or "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment.

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which pay interest that is subject to federal alternative minimum tax, and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-

--------------------------------------------------------------------------------
32

--------------------------------------------------------------------------------

income markets generally, the size of a particular offering, the maturity of the obligations and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, the Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio will be longer.

Municipal market risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

Also, some municipal securities are municipal lease obligations. A municipal lease obligation is not backed by the full faith and credit of the issuing municipality, but is usually backed by the municipality's pledge to make annual appropriations for lease payments. Thus, it is possible that a municipality will not appropriate money for lease payments. Additionally, some municipal lease obligations may allow for lease cancellation prior to the maturity date of the security. Municipal lease obligations may be less readily marketable than other municipal securities and some may be illiquid.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent the Portfolio invests in debt securities whose sale may be restricted by law or by contract.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate

-------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 33

--------------------------------------------------------------------------------

perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Other risks: Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The bar chart shows the Portfolio's performance for each full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO
Calendar Year Total Returns
--------------------------------------------------------------------------------

6.36     3.55     3.96     3.94     2.57    4.69     5.11     3.69     1.86
--------------------------------------------------------------------------------
1995     1996     1997     1998     1999    2000     2001     2002     2003

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                 3/31/95             2.01%
   Worst Quarter                6/30/99             0.34%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                 For Periods Ended December 31, 2003
                                                               Since
                                     One Year    Five Years  Inception*
--------------------------------------------------------------------------------
   Short Duration
   Diversified Municipal
     Returns Before Taxes             1.86%        3.58%         3.91%
     Returns After Taxes on
       Distributions+                 1.81%        3.51%         3.81%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares+           1.97%        3.48%         3.79%
   Lehman Brothers
   One-Year Municipal Index           1.71%        3.91%         4.38%++

 * The Portfolio commenced operations on October 3, 1994.

 + After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

++ Since November 1, 1994, the first full month after Portfolio inception
   (October 3, 1994)


--------------------------------------------------------------------------------
34

--------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------

                                                                                                               Short Duration
                                                                                                           Diversified Municipal
                                                                                                                  Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)

                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.50%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.10%
                              All Other Expenses                                                                     0.11%
                  Total Annual Portfolio Operating Expenses                                                          0.71%

                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                            $ 73

                           3 Yrs. (cum.)                                                    $227

                           5 Yrs. (cum.)                                                    $395

                           10 Yrs. (cum.)                                                   $883


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 35

U.S. Government Short Duration Portfolio
--------------------------------------------------------------------------------
Investment Objective

To provide safety of principal and a moderate rate of income that is generally exempt from state and local taxes.

Principal Investment Strategies

The U.S. Government Short Duration Portfolio invests, under normal circumstances, at least 80% of its net assets in U.S. Government and agency securities. For purposes of this policy, net assets include any borrowings for investment purposes. You will be notified at least 60 days prior to any change to the Portfolio's 80% investment policy. The Portfolio may also invest in high-quality money-market securities, which are securities that have remaining maturities of one year or less and are rated AA or better by Standard & Poor's or Aa or better by Moody's. Additionally, up to 10% of the Portfolio's total assets may be invested in other securities rated A or better by national rating agencies and comparably rated commercial paper and notes.

Many types of securities may be purchased by the Portfolio, including bills, notes, corporate bonds, inflation-protected securities, mortgage-backed securities, asset-backed securities, as well as others. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The income earned by the Portfolio is generally exempt from state and local taxes.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.

Since the U.S. Government Short Duration Portfolio owns a high percentage of securities that are U.S. Government securities, its returns will generally be lower than those of the Short Duration Plus Portfolio.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities.

While securities issued by the U.S. Treasury and some U.S. agency securities are backed by the U.S. Government, other U.S. agency securities are backed only by the credit of the issuing agency or instrumentality. For example, securities issued by Government National Mortgage Association ("GNMA") are backed by the United States while securities issued by Federal Home Loan Mortgage Corporation ("FHLMC") are backed only by the credit of FHLMC. However, some issuers of agency securities may have the right to borrow from the U.S. Treasury to meet their obligations, such as the U.S. Postal Service.

--------------------------------------------------------------------------------
36

--------------------------------------------------------------------------------

No government guarantee: Investments in the Portfolio are not insured by the U.S. Government.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio is longer.

Inflation-protected securities: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Mortgage-related securities: In the case of mortgage-related securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is government-backed. In addition, mortgage-related securities subject the Portfolio to the following risks:

   Prepayment risk: Because interest rates rise and fall, there is no way to be certain of the actual rates of prepayment by the borrowers on the underlying mortgages. Thus, actual prepayments on the securities could differ from expected prepayments. As a result, the value of a security could be lower than expected.

   Shortening risk: Shortening risk is the possibility that falling interest rates may cause prepayments of principal to occur at a faster-than-expected rate. This particular risk may effectively change a security that was considered intermediate- or long-term into a short-term security. The prices of short-term securities do not rise as much in response to a fall in interest rates as do the prices of intermediate- or long-term securities.

   Extension risk: Extension risk is the possibility that rising interest rates may cause prepayments of principal to occur at a slower-than-expected rate. This particular risk may effectively change a security that was considered short- or intermediate-term into a long-term security. The prices of long-term securities generally fall more in response to a rise in interest rates than do the prices of short- or intermediate-term securities.

--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 37

--------------------------------------------------------------------------------

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.


U.S. GOVERNMENT SHORT DURATION PORTFOLIO
Calendar Year Total Returns
--------------------------------------------------------------------------------

0.42%   10.11%   4.09%    5.65%    5.55%   3.08%   7.34%   7.55%   5.64%   1.44%
--------------------------------------------------------------------------------
1994     1995    1996     1997     1998    1999    2000    2001    2002     2003

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                 9/30/01             3.43%
   Worst Quarter                3/31/94            -0.19%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                          For Periods Ended December 31, 2003
                                          One Year    Five Years   Ten Years
--------------------------------------------------------------------------------
   U.S. Government
   Short Duration
     Returns Before Taxes                    1.44%        4.98%       5.05%
     Returns After Taxes on
       Distributions*                        0.25%        3.19%       3.10%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares*                  0.93%        3.14%       3.08%
   Merrill Lynch 1-3 Year
   Treasury Index                            1.90%        5.37%      10.68%

 * After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
38

--------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                              U.S. Government
                                                                                                               Short Duration
                                                                                                                  Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)

                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.50%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.10%
                              All Other Expenses                                                                     0.16%
                  Total Annual Portfolio Operating Expenses                                                          0.76%

                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                            $ 78

                           3 Yrs. (cum.)                                                    $243

                           5 Yrs. (cum.)                                                    $422

                           10 Yrs. (cum.)                                                   $942


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 39

Short Duration Plus Portfolio
--------------------------------------------------------------------------------
Investment Objective

To provide safety of principal and a moderate rate of income that is subject to taxes.

Principal Investment Strategies

The Short Duration Plus Portfolio will invest at least 80% of its total assets in securities rated A or better by national rating agencies and comparably rated commercial paper and notes. Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities and inflation-protected securities as well as others. The Portfolio may also invest up to 20% of its total assets in fixed-income foreign securities in developed or emerging-market countries. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around two years, it will lose about 2% in principal should interest rates rise 1% and gain about 2% in principal should interest rates fall 1%.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominately speculative credit risks.

Riskier than a money-market fund: The Portfolio is invested in securities with longer maturities than the assets of the type of mutual fund known as a money-market fund. However, the risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio securities may be lower and the effective duration of the Portfolio is longer.

--------------------------------------------------------------------------------
40

--------------------------------------------------------------------------------
Inflation-protected securities: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

Foreign securities: Investing in foreign securities entails special risks, such as potential political and economic instability, greater volatility and less liquidity. In addition, there is the possibility that changes in value of a foreign currency will reduce the U.S. dollar value of securities denominated in that currency. These risks are heightened with respect to investments in emerging-market countries.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Mortgage-related securities: Investments in mortgage-related securities expose the Portfolio to the following risks:

   Prepayment risk: Because interest rates rise and fall, there is no way to be certain of the actual rates of prepayment by the borrowers on the underlying mortgages. Thus, actual prepayments on the securities could differ from expected prepayments. As a result, the value of a security could be lower than expected.

   Shortening risk: Shortening risk is the possibility that falling interest rates may cause prepayments of principal to occur at a faster-than-expected rate. This particular risk may effectively change a security that was considered intermediate- or long-term into a short-term security. The prices of short-term securities do not rise as much in response to a fall in interest rates as do the prices of intermediate- or long-term securities.

   Extension risk: Extension risk is the possibility that rising interest rates may cause prepayments of principal to occur at a slower-than-expected rate. This particular risk may effectively change a security that was considered short- or intermediate-term into a long-term security. The prices of long-term securities generally fall more in response to a rise in interest rates than do the prices of short- or intermediate-term securities.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 41

--------------------------------------------------------------------------------

Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

SHORT DURATION PLUS PORTFOLIO
Calendar Year Total Returns
--------------------------------------------------------------------------------

0.55%   10.10%   4.79%   5.54%   5.93%   3.78%    6.32%    8.35%   5.09%   2.57%
--------------------------------------------------------------------------------
1994    1995     1996    1997    1998    1999     2000     2001    2002    2003

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                09/30/01             3.16%
   Worst Quarter                3/31/94            -0.31%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                           For Years Ended December 31, 2003
                                           One Year    Five Years   Ten Years
--------------------------------------------------------------------------------
   Short Duration Plus
     Returns Before Taxes                   2.57%        5.20%        5.27%
     Returns After Taxes on
       Distributions*                       1.58%        3.35%        3.21%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares*                 1.66%        3.27%        3.19%
   Merrill Lynch 1-3 Year
   Treasury Index                           1.90%        5.37%        5.68%

 * After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
42

--------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                               Short Duration
                                                                                                               Plus Portfolio
                  SHAREHOLDER FEES
                          (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)
                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.50%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.10%
                              All Other Expenses                                                                     0.07%
                  Total Annual Portfolio Operating Expenses                                                          0.67%

                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 Yr.                                                          $ 68

                             3 Yrs. (cum.)                                                  $214

                             5 Yrs. (cum.)                                                  $373

                             10 Yrs. (cum.)                                                 $835


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 43

Intermediate Duration Portfolio
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate to high rate of income that is subject to taxes.

Principal Investment Strategies

The Intermediate Duration Portfolio will invest at least 65% of its total assets in securities rated AA or better by national rating agencies and comparably rated commercial paper and notes. In addition, the Portfolio will invest at least 80% of its total assets in securities rated A or better by national rating agencies.

Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities and inflation-protected securities as well as others. The Portfolio may also invest up to 20% of its total assets in fixed-income foreign securities in developed or emerging-market countries.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade.

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three to six years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

Interest-rate risk: This is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Because prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration, this Portfolio has greater interest-rate risk than the Fund's short-duration Portfolios.

Credit risk: This is the risk the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.

Inflation-protected securities: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

--------------------------------------------------------------------------------
44

--------------------------------------------------------------------------------

Foreign securities: Investing in foreign securities entails special risks, such as potential political and economic instability, greater volatility and less liquidity. In addition, there is the possibility that changes in value of a foreign currency will reduce the U.S. dollar value of securities denominated in that currency. These risks are heightened with respect to investments in emerging-market countries.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Mortgage-related securities: Investments in mortgage-related securities expose the Portfolio to the following risks:

   Prepayment risk: Because interest rates rise and fall, there is no way to be certain of the actual rates of prepayment by the borrowers on the underlying mortgages. Thus, actual prepayments on the securities could differ from expected prepayments. As a result, the value of a security could be lower than expected.

   Shortening risk: Shortening risk is the possibility that falling interest rates may cause prepayments of principal to occur at a faster-than-expected rate. This particular risk may effectively change a security that was considered intermediate- or long-term into a short-term security. The prices of short-term securities do not rise as much in response to a fall in interest rates as do the prices of intermediate- or long-term securities.

   Extension risk: Extension risk is the possibility that rising interest rates may cause prepayments of principal to occur at a slower-than-expected rate. This particular risk may effectively change a security that was considered short- or intermediate-term into a long-term security. The prices of long-term securities generally fall more in response to a rise in interest rates than do the prices of short- or intermediate-term securities.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 45

--------------------------------------------------------------------------------

Investment Performance

The bar chart shows the Portfolio's performance for the past 10 calendar years. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

INTERMEDIATE DURATION PORTFOLIO
Calendar Year Total Returns
--------------------------------------------------------------------------------

-3.15%   17.83%   3.58%   7.66%   6.87%   0.64%   8.37%   7.19%   7.16%   5.10%
--------------------------------------------------------------------------------
 1994    1995     1996    1997    1998    1999    2000    2001     2002   2003

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                 6/30/95             5.61%
   Worst Quarter                3/31/94            -2.30%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                            For Years Ended December 31, 2003
                                           One Year    Five Years   Ten Years
--------------------------------------------------------------------------------
   Intermediate Duration
     Returns Before Taxes                   5.10%        5.65%         6.00%
     Returns After Taxes on
       Distributions*                       3.80%        3.60%         3.61%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares*                 3.30%        3.52%         3.59%
   Lehman Brothers
   Aggregate Bond Index                     4.10%        6.62%         6.95%


 * After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
46

--------------------------------------------------------------------------------
Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                                Intermediate
                                                                                                             Duration Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)
------------------------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.47%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses
                              Shareholder Servicing Fees                                                             0.10%
                              All Other Expenses                                                                     0.04%
                  Total Annual Portfolio Operating Expenses                                                          0.61%

                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is deducted from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                            $ 62

                           3 Yrs. (cum.)                                                    $195

                           5 Yrs. (cum.)                                                    $340

                           10 Yrs. (cum.)                                                   $762


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 47

Intermediate Duration Institutional Portfolio
--------------------------------------------------------------------------------

Investment Objective

To provide safety of principal and a moderate to high rate of current income.

Principal Investment Strategies

The Intermediate Duration Institutional Portfolio will invest at least 65% of its total assets in securities rated AA or better by national rating agencies and comparably rated commercial paper and notes. In addition, the Portfolio will invest at least 80% of its total assets in securities rated A or better by national rating agencies.

Many types of securities may be purchased by the Portfolio, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities and inflation-protected securities, as well as others. The Portfolio may also invest up to 20% of its total assets in fixed-income foreign securities in developed or emerging-markets countries.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as "junk bonds").

In managing the Portfolio, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. We may moderately shorten the average duration of the Portfolio when we expect interest rates to rise and modestly lengthen average duration when we anticipate that rates will fall.

The Portfolio seeks to maintain an effective duration of three to six years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

Principal Investment Risks

General risks of investing in the Portfolio: The share prices of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective. Prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration.

Interest-rate risk: Interest-rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of the Portfolio's investments to decline.

The Portfolio may experience increased interest rate risk to the extent it invests in:

   o lower rated securities or comparable unrated securities;

   o debt securities with longer maturities;

   o debt securities paying no current interest, such as zero coupon securities; or

   o debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

Credit risk: Credit risk is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities have speculative elements or are predominantly speculative credit risks.

Inflation-protected securities: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors' expectations about inflation could cause these securities to underperform noninflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.

--------------------------------------------------------------------------------
48

--------------------------------------------------------------------------------

Foreign securities: Investing in foreign securities entails special risks, such as potential political and economic instability, greater volatility and less liquidity. In addition, there is the possibility that changes in value of a foreign currency will reduce the U.S. dollar value of securities denominated in that currency. These risks are heightened with respect to investments in emerging-markets countries.

Derivatives risk: The Portfolio may use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Some derivatives, such as reverse repurchase agreements, may result in leverage, which can make the Portfolio more volatile and can compound other risks.

Mortgage-related securities: Investments in mortgage-related securities expose the Portfolio to the following risks:

   Prepayment risk: Because interest rates rise and fall, there is no way to be certain of the actual rates of prepayment by the borrowers on the underlying mortgages. Thus, actual prepayments on the securities could differ from expected prepayments. As a result, the value of a security could be lower than expected.

   Shortening risk: Shortening risk is the possibility that falling interest rates may cause prepayments of principal to occur at a faster-than-expected rate. This particular risk may effectively change a security that was considered intermediate- or long-term into a short-term security. The prices of short-term securities do not rise as much in response to a fall in interest rates as do the prices of intermediate- or long-term securities.

   Extension risk: Extension risk is the possibility that rising interest rates may cause prepayments of principal to occur at a slower-than-expected rate. This particular risk may effectively change a security that was considered short- or intermediate-term into a long-term security. The prices of long-term securities generally fall more in response to a rise in interest rates than do the prices of short- or intermediate-term securities.

Management risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 49

--------------------------------------------------------------------------------

Investment Performance

The bar chart shows the Portfolio's performance for each full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO
Calendar Year Total Returns
--------------------------------------------------------------------------------

                                  5.34%
--------------------------------------------------------------------------------
                                  2003

   Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                09/30/02             3.90%
   Worst Quarter               09/30/03             0.02%

   Average Annual Total Returns
--------------------------------------------------------------------------------
                                             For Years Ended December 31, 2003
                                                                    Since
                                                 One Year        Inception*
--------------------------------------------------------------------------------
   Intermediate Duration
   Institutional
     Returns Before Taxes                           5.34%            7.56%
     Returns After Taxes on
       Distributions+                               3.53%            5.59%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares+                         3.49%            5.27%
   Lehman Brothers
   Aggregate Bond Index                             4.10%            7.14%++


*  The Portfolio commenced operations on May 17, 2002.

+ After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

++ Since June 1, 2002, the first full month after commencement of operations.


-------------------------------------------------------------------------------
50

--------------------------------------------------------------------------------

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                           Intermediate Duration
                                                                                                           Institutional Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Sales Charge (Load) Imposed on Purchases                                                  None
                           Sales Charge (Load) Imposed on Reinvested Dividends                                       None
                           Deferred Sales Charge (Load)                                                              None
                           Redemption Fees                                                                           None
                           Exchange Fees                                                                             None
                           Maximum Account Fee                                                                       $100(1)

                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.50%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses                                                                            0.14%
                  Total Annual Portfolio Operating Expenses                                                          0.64%
                  Fee Waiver and/or Expense Reimbursement                                                           (0.19)%
                  Net Expenses                                                                                       0.45%(2)

                  (1) Certain shareholders may be charged an annual account
                      maintenance fee of $100, which is paid to Sanford C.
                      Bernstein & Co., LLC (not to the Fund). The fee applies to shareholders who have Portfolio shares in an account that has assets of less than $400,000. This fee is collected by deducting from cash held in the account or, if insufficient cash is maintained in that account, by selling securities. Shares of the Fund purchased or redeemed through broker-dealers, banks and other financial institutions may be subject to fees imposed by those institutions.

                  (2) Reflects the Manager's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by the manager for additional one-year terms. Certain fees waived or expenses borne by the Manager through March 31, 2003 may be reimbursed by the Fund until March 31, 2005. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed .45% or cause the total reimbursement payments to exceed the Fund's total initial organizational and offering expenses.


                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is intended to help you compare the cost
                           of investing in the Portfolio with the cost of
                           investing in other mutual funds.

                           The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
                           Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Yr.                                                            $ 46

                           3 Yrs. (cum.)*                                                   $186

                           5 Yrs. (cum.)*                                                   $338

                           10 Yrs. (cum.)*                                                  $780

                    * This example assumes the Manager's agreement to waive
                      management fees and/or bear Portfolio operating expenses is not extended beyond its current period.




--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 51

Real Estate Investment Institutional Portfolio
--------------------------------------------------------------------------------

Investment Objective

To provide total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Principal Investment Strategies

The Real Estate Investment Institutional Portfolio invests primarily in equity securities of real estate investment trusts or "REITs" and other real estate industry companies.

Under normal circumstances, the Portfolio invests at least 80% of its net assets in REITs and other real estate industry companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate or interests in these properties. The Portfolio invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

In selecting Real Estate Equity Securities, our analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. We believe that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Portfolio will purchase Real Estate Equity Securities when, in our judgment, their market price does not adequately reflect this potential. In making this determination, we will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors that we may determine from time to time to be relevant. We will attempt to purchase for the Portfolio Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

The Portfolio invests in real estate companies that we believe have strong property fundamentals and management teams. The Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Portfolio may invest without limitation in shares of REITs.

The Portfolio may invest up to 20% of its net assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs"), as described below and (b) short-term investments.

The Portfolio also may:

   o invest up to 15% of its net assets in convertible securities;

   o enter into forward commitments;

   o enter into standby commitment agreements for up to 25% of its assets at the time of commitment;

   o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 25% of the Fund's net assets is held as collateral for such sales;

   o invest up to 10% of its net assets in rights or warrants;

   o make loans of portfolio securities of up to 25% of its total assets; and

   o enter into repurchase agreements of up to seven days' duration.

Principal Investment Risks

General risks of investing in the Portfolio: The value of your investment in the Portfolio will change with changes in the values of the Portfolio's investments. Many factors can affect those values.

Market Risk. This is the risk that the value of the Portfolio's investments will fluctuate as the stock or bond markets


--------------------------------------------------------------------------------
52

--------------------------------------------------------------------------------

fluctuate and that prices overall will decline over short or longer-term periods.

Industry Sector Risk. This is the risk of investments in a particular industry or group of related industries. Market or economic factors affecting that industry could have a major effect on the value of the Portfolio's investments. Because the Portfolio invests a substantial portion of its assets in the real estate market, it has industry/sector risk. The Portfolio has many of the same risks as direct ownership of real estate including the risk that the value of real estate could decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Interest Rate Risk. This is the risk that changes in interest rates will affect the value of the Portfolio's investments in income-producing, fixed-income (i.e.
debt) securities. Increases in interest rates may cause the value of the Portfolio's investments to decline and this decrease in value may not be offset by higher interest income. The Portfolio has more exposure to interest rate risk because it invests in real estate industry companies and in mortgage-backed securities. Because the Portfolio invests in mortgage-backed securities, it is subject to the risk that mortgage loans will be repaid when interest rates decline, forcing the Portfolio to reinvest in securities with lower interest rates. For this and other reasons, mortgage-backed securities may have significantly greater price and yield volatility than traditional fixed-income securities. The Portfolio's investments in REMICs, CMOs, and other types of mortgage-backed securities may be subject to special risks that are described under "Additional Investment Information, Special Investment Techniques and Related Risks".

Credit Risk. This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its decisions will produce the intended result.

Investment Performance

The bar chart shows the Portfolio's performance for each


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 53

--------------------------------------------------------------------------------

full calendar year since inception. The table shows how the Portfolio's average annual returns, before and after taxes, differ from those of a broad-based securities market index. Both the bar chart and the table indicate the volatility of an investment in the Portfolio and give some indication of the risk. The Portfolio's past performance, before and after taxes, is no guarantee of how it will perform in the future.

REAL ESTATE INVESTMENT INSTITUTIONAL PORTFOLIO
Calendar Year Total Returns
--------------------------------------------------------------------------------

-19.37%            -5.66%            24.60%             7.88%            2.44%
--------------------------------------------------------------------------------
  1998              1999             2000               2001              2002

Best and Worst Quarters
--------------------------------------------------------------------------------
                              Quarter Ended    Total Return
--------------------------------------------------------------------------------
   Best Quarter                 6/30/99            11.98%
   Worst Quarter               09/30/98           -11.70%

Average Annual Total Returns
--------------------------------------------------------------------------------
                                           For Periods Ended December 31, 2002
                                              One         Five        Since
                                             Year         Years     Inception*
--------------------------------------------------------------------------------
   Real Estate Investment
   Institutional Portfolio Class I
     Returns Before Taxes                    2.44%        0.93%         1.22%
     Returns After Taxes on
       Distributions+                        0.96%       -1.14%        -0.88%
     Returns After Taxes on
       Distributions and Sale
       of Portfolio Shares+                  1.52%       -0.36%        -0.14%
   S&P 500 Index (reflects no
     deduction for fees,
     expenses, or taxes)                   -22.09%       -0.58%        -0.58%
   NAREIT Equity Index
     (reflects no deduction for
     fees, expenses, or taxes)               3.82%        3.30%         3.30%

 * Inception Date for Class I shares of the Portfolio: December 9, 1997.

 + After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
54

--------------------------------------------------------------------------------

Fees and Expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.

                  Fee Table
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                           Real Estate Investment
                                                                                                           Institutional Portfolio
                  SHAREHOLDER FEES
                           (fees paid directly from your investment)

                           Maximum Sales Charge Imposed on Purchases                                                 None
                           Sales Charge Imposed on Reinvested Dividends                                              None
                           Deferred Sales Charge                                                                     None
                           Exchange Fee                                                                              None
                  ------------------------------------------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)

                           Management Fees                                                                           0.90%
                           Distribution (12b-1) Fees                                                                 None
                           Other Expenses                                                                            0.39%
                  Total Annual Portfolio Operating Expenses (a)                                                      1.29%
                  Waiver and/or Expense Reimbursement (b)                                                           (0.09)%
                  Net Expenses (c)                                                                                   1.20%

                  (a) Total Annual Portfolio Operating Expenses do not
                      reflect the Manager's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004, and the resulting fee reduction is expected to continue for a period of at least five years. The advisory fee waiver would reduce advisory fees to 0.55% for the Portfolio.
                      After giving effect to the advisory fee waiver, Net
                      Expenses would be: 0.94%.

                  (b) Reflects the Manager's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through the Portfolio's current fiscal year and may be extended by the Manager for additional one-year terms.

                  (c) For the fiscal year ended October 31, 2002, the
                      Manager voluntarily waived or reimbursed the Portfolio for an additional 0.01% of expenses, so that the Portfolio's actual net expenses for the fiscal year were 1.19%. It is expected that this additional 0.01% waiver will not be continued for the fiscal year ended October 31, 2003.


                  ------------------------------------------------------------------------------------------------------------------
                  EXAMPLE
                           This example is to help you compare the cost of
                           investing in the Portfolio with the cost of investing
                           in other funds. It assumes that you invest $10,000 in
                           the Portfolio for the periods indicated and then
                           redeem all your shares at the end of those periods.
                           It also assumes that your investment has a 5% return
                           each year, that the Portfolio's operating expenses
                           stay the same and that all dividends and
                           distributions are reinvested. Although your actual
                           costs may be higher or lower, based on these
                           assumptions your costs as reflected in the example
                           would be:

                                                                                 Real Estate Investment
                                                                                 Institutional Portfolio

                           After 1 Yr.                                                      $122

                           After 3 Yrs.*                                                    $400

                           After 5 Yrs.*                                                    $699

                           After 10 Yrs.*                                                 $1,549

                    * These examples assume that the Manager's agreement to
                      waive management fees and /or to bear Portfolio expenses is not extended beyond its initial period.


-------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 55

Additional Information About
Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

This section contains additional information about the Portfolios' principal investment strategies and related risks, which are described on the preceding pages.

Making Investment Decisions for the Portfolios

To solve the complex problems of bond and stock valuation, we devote considerable resources to research. Our business is investment research and management, and we have developed proprietary and innovative means of improving investment decision-making.

To minimize the emotional aspects of decision-making under uncertainty, we strive to apply our valuation tools in a consistent and disciplined fashion. For all of our equity Portfolios except the International Portfolios, our research is applied within a value-oriented framework; the International Portfolios use a blended-style, growth-and-value-oriented framework. Investment decision-making is disciplined, centralized and highly systematic.

The Fixed-Income Portfolios: To identify attractive bonds for these Portfolios, we evaluate securities and sectors to identify the most attractive securities in the market at a given time--those offering the highest expected return in relation to their risks. In addition, we may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk. Finally, we may use interest-rate forecasting to determine the best level of interest-rate risk at a given time, within specified limits for each Portfolio.

The Emerging Markets Value Portfolio: The research analyses supporting buy and sell decisions are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts. We invest in underpriced stocks--those with low price/earnings ratios, low price/book-value ratios and high dividend yields. Investment decision-making for the Emerging Markets Value Portfolio is systematic and centralized, pursued by an investment policy group working in concert with, and guided by, the findings of a global value equity research staff.

The International Portfolios: The research analyses supporting buy and sell decisions are fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts. In managing the International Portfolios, we diversify the investment portfolios between growth and value equity investment styles. We select international growth and international value equity securities by drawing from our fundamental growth and value investment disciplines to produce blended portfolios. Investment decision-making for these Portfolios is systematic and centralized, pursued by an investment policy group working in concert with, and guided by, the findings of our international growth and value research teams.

The International Portfolios' international growth stocks are selected using Alliance's research-driven international growth investment discipline. In selecting stocks, the international growth investment team seeks to identify companies with superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of our large international growth research staff, which follows over 500 non-U.S. companies. As one of the largest multinational investment firms, we have access to considerable information concerning these companies, including an in-depth understanding of their products, services, markets and competition, as well as a good knowledge of the management of most of the companies.

Our international growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose strong management, superior industry positions and excellent balance sheets can contribute to substantially above-average future earnings growth. The international growth investment team constructs a portfolio of equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

The International Portfolios' international value stocks are selected using Bernstein's research-driven investment discipline. In selecting stocks, the Bernstein international value investment team invests in underpriced stocks--those with low price/earnings ratios, low price/book-value ratios and high dividend yields.

Our international value analysts identify and quantify the critical variables that influence a business's performance, analyze the results in order to forecast each company's long-term prospects and meet regularly with company management, suppliers, clients and competitors. As a result, analysts have an in-depth understanding of the products,


--------------------------------------------------------------------------------
56

--------------------------------------------------------------------------------

services, markets and competition of these companies and a good knowledge of the management of most companies in the research universe.

The Real Estate Investment Institutional Portfolio: The Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended ("the Code"). The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

The Portfolio's investment strategy with respect to Real Estate Equity Securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the performance of Real Estate Equity Securities. Value and management further distinguish the most attractive Real Estate Equity Securities. The Portfolio's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection, and securities analysis. We believe that this process will result in a portfolio that will consist of Real Estate Equity Securities of companies that own assets in the most desirable markets across the country, diversified geographically and by property type.

To implement the Portfolio's research and investment process, we have retained the consulting services of CB Richard Ellis, Inc. ("CBRE"), a publicly held company and the largest real estate services company in the United States. CBRE's business includes real estate brokerage, property and facilities management, and real estate finance and investment advisory activities. As our consultant, CBRE provides access to its proprietary model, REIT-Score, which analyzes thousands of properties. Using proprietary databases and algorithms, CBRE analyzes local market rent, expenses, occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits.

Once the universe of real estate industry companies has been distilled through the market research process, CBRE's local market presence provides the capability to perform site specific inspections of key properties. This analysis examines specific location, condition, and sub-market trends. CBRE's use of locally based real estate professionals provides Alliance with a window on the operations of the portfolio companies as information can immediately be put in the context of local market events. Only those companies whose specific property portfolios reflect the promise of their general markets will be considered for investment by the Portfolio.

We further screen the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. We make extensive use of CBRE's network of industry analysts in order to assess trends in tenant industries. This information is then used to further evaluate management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.

Portfolio turnover: The portfolio turnover rate for each Portfolio is included in the Financial Highlights section. The Portfolios generally buy portfolio securities with the intention of holding them for investment. However, when market conditions or other circumstances warrant, securities may be purchased and sold without regard to the length of time held. From time to time, the Portfolios may engage in active short-term trading to benefit from yield disparities among different issues of municipal securities (in the case of the Fixed-Income Municipal Portfolios), to seek short-term profits during periods of fluctuating interest rates, or for other reasons. This trading will increase a Portfolio's rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover increases brokerage and other expenses, which must be


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Additional Information About
Principal Investment Strategies and Risks (cont'd)
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borne by a Portfolio and its shareholders. The execution costs for municipal securities are substantially less than those for equivalent dollar values of equity securities.

Temporary defensive positions: Under exceptional conditions abroad or when we believe that economic or market conditions warrant, any of the Foreign-Stock Portfolios may temporarily, for defensive purposes, invest part or all of its portfolio in U.S. government obligations or investment-grade debt or equity securities of U.S. issuers.

In attempting to respond to adverse market, economic, political, or other conditions, each Fixed-Income Municipal Portfolio may invest without limit in municipal securities other than those described above that are in all other respects consistent with the Portfolio's investment policies. For temporary defensive purposes, each Portfolio except Real Estate Investment Institutional Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents. For temporary investment purposes, the Real Estate Investment Institutional Portfolio may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high quality debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper, and other types of short-term debt securities including notes and bonds. When a Portfolio is investing for temporary defensive purposes, it is not pursuing its investment goal.

Changing the investment objectives and policies of the Portfolios; when shareholder approval is required: A fundamental investment objective or policy cannot be changed without shareholder approval. As a fundamental investment policy, under normal circumstances, each Fixed-Income Municipal Portfolio will invest no less than 80% of its net assets in municipal securities. Except as noted, all other investment objectives and policies of the Portfolios are not fundamental and thus may be changed without shareholder approval. Shareholders will receive prior written notice before any change to the investment objectives of any Portfolio is implemented.

Investment policies and limitations apply at time of purchase only: Unless otherwise specified, the policies and limitations discussed in this Prospectus apply at the time an instrument is purchased. Thus, a change of circumstances will not require the sale of an investment if it was otherwise properly purchased.

Special Investment Techniques and Related Risks

Foreign Currency Transactions
The Short Duration Plus Portfolio, Intermediate Duration Portfolio, Tax-Managed International Portfolio, International Portfolio, Emerging Markets Value Portfolio and Intermediate Duration Institutional Portfolio may enter into foreign-currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward contract with a term greater than one year.

Although forward contracts will be used primarily to protect the Portfolios from adverse currency movements, they involve the risk that the Manager will not accurately predict currency movements. As a result, the Portfolios' total return could be adversely affected.

Under certain circumstances, the Foreign-Stock Portfolios may commit a substantial portion or the entire value of their Portfolios to the consummation of these contracts. The Manager will consider the effect that a substantial commitment of assets to forward contracts would have on the investment program of these Portfolios and the flexibility of these Portfolios to purchase additional securities.

Futures Contracts and
Options on Futures Contracts
Each Portfolio (other than the Real Estate Investment Institutional Portfolio) may also enter into contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. These include futures contracts with respect to bonds, Eurodeposits, securities indexes, currencies, options or other derivatives or financial instruments.

Futures contracts can be highly volatile and could reduce a Portfolio's total returns. Attempts by the Manager to use


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futures for hedging or other purposes may not be successful. Each Portfolio's potential losses from the use of futures extend beyond its initial investment in such contracts and are potentially unlimited. Also, losses from futures could be significant if a Portfolio is unable to close out its position due to disruptions in the market or lack of liquidity.

Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by the Fixed-Income Municipal Intermediate-Duration Portfolios will be traded on U.S. exchanges and will be used only for hedging purposes or to manage the effective maturity or duration of fixed-income securities. Other Portfolios may each purchase or sell options on futures contracts for hedging or other purposes. No Portfolio will write any option if, immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets.


Additional Investment Information,
Special Investment Techniques and Related Risks
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In addition to the principal investments previously described, the Portfolios may invest in other instruments. This section of the Prospectus contains detailed information about the other instruments in which the Portfolios may invest, special investment techniques that the Manager may employ and information about the related risks. The limitations and restrictions discussed below supplement those discussed earlier in this Prospectus.

Portfolio holdings are detailed in the Funds' financial statements, which are sent to the Funds' shareholders twice a year.

Additional investments, strategies and practices permitted; details in each Fund's SAI: Each Portfolio may invest in other securities, use other strategies and engage in other investment practices. Detailed information about these securities, strategies and practices is contained in each Fund's SAI, which is available upon request at no cost (see back cover of this Prospectus).

Fixed-Income Portfolios and Intermediate Duration Institutional Portfolio

Interest Only/Principal Only Securities
The Fixed-Income Portfolios may invest in a type of mortgage-related security where all interest payments go to one class of holders--"Interest Only" or "IO"--and all of the principal goes to a second class of holders--"Principal Only" or "PO."

The market values of both IOs and POs are sensitive to prepayment rates; the value of POs varies directly with prepayment rates, while the value of IOs varies inversely with prepayment rates. If prepayment rates are high, investors may actually receive less cash from the IO than was initially invested. Most IOs and POs are considered to be illiquid securities (see discussion below).

Obligations of Supranational Agencies
The Fixed-Income and Intermediate Duration Institutional Portfolios may invest in the obligations of supranational agencies. Supranational agencies rely on participating countries (which may include the United States) for funds. Some supranationals, such as the International Bank for Reconstruction and Development (the "World Bank"), have the right to borrow from participating countries, including the United States. Other supranationals must request funds from participating countries; however, such requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities (see discussion on pages 3-4 and 8).

Variable, Floating and Inverse Floating Rate Instruments
Fixed-income securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.


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Each Fixed-Income Portfolio and the Intermediate Duration Institutional
Portfolio may invest in variable rate demand notes ("VRDN") which are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

Each Fixed-Income Portfolio and the Intermediate Duration Institutional Portfolio may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level of "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

Each Fixed-Income Portfolio and the Intermediate Duration Institutional Portfolio may invest in "inverse floaters," which are securities with two variable components that, when combined, result in a fixed interest rate. The "auction component" typically pays an interest rate that is reset periodically through an auction process, while the "residual component" pays a current residual interest rate based on the difference between the total interest paid on the securities and the auction rate paid on the auction component. A Portfolio may purchase both auction and residual components. When an inverse floater is in the residual mode (leveraged), the interest rate typically resets in the opposite direction from the variable or floating market rate of interest on which the floater is based. The degree of leverage inherent in inverse floaters is associated with a greater degree of volatility of market value, such that the market values of inverse floaters tend to decrease more rapidly during periods of falling interest rates than those of fixed-rate securities.

Zero Coupon Securities
Zero coupon securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.

Fixed-Income Securities
The Fixed-Income Portfolios and the Intermediate Duration Institutional Portfolio may invest in medium-quality securities rated A or Baa by Moody's, or A or BBB by S&P or Fitch. It is expected that these Portfolios will not retain a security downgraded below B by Moody's, S&P and Fitch, or if unrated, determined by the Manager to have undergone similar credit quality deterioration.

Unrated securities may be purchased by these Portfolios when the Manager believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with a Portfolio's investment policies.

Real Estate Investment Institutional Portfolio

Short Sales
Real Estate Investment Institutional Portfolio may enter into short sales. A short sale is effected by selling a security that the Portfolio does not own, or if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short without payment. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Certain special federal income tax considerations may apply to short sales entered into by the Portfolio.


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Standby Commitment Agreements
Standby commitment agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Portfolio is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Portfolio has committed to purchase. The Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Portfolio and unavailable on a firm commitment basis.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Portfolio.

Short-Term and Fixed-Income Investments
Real Estate Investment Institutional Portfolio may invest in short-term investments, including: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S & P; obligations (including certificates of deposit, time deposits, demand deposits, and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S & P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

The Portfolio may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not rated, of equivalent credit quality as we may determine. The Portfolio expects that it will not retain a debt security that is downgraded below BBB or Baa or, if not rated, determined by us to have undergone similar credit quality deterioration, subsequent to purchase by the Portfolio.

Convertible Securities
Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying common equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by us may share some or all of the risks of non-convertible debt securities with those ratings.

Rights and Warrants
A Portfolio will invest in rights or warrants only if we deem the underlying equity securities themselves appropriate for inclusion in the Portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time, or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

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Mortgage-Back Securities
Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a fund that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Guaranteed Mortgage Pass-Through Securities
The Real Estate Investment Institutional Portfolio may invest in guaranteed mortgage pass-through securities that represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and
Collateralized Mortgage Obligations
Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates, which may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis. The Real Estate Investment Institutional Portfolio will not invest in the lowest tranche of CMOs and REMIC certificates.

Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgage assets and any reinvestment income.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts, although the Real Estate Investment Institutional Portfolio does not intend to invest in residual interests.


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All Portfolios

Illiquid Securities
Each Portfolio will limit its investments in illiquid securities to 15% of its net assets. Illiquid securities generally include (i) direct placements or other securities for which there is no readily available market (e.g., when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days. Rule 144A securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid. Alliance will monitor the liquidity of each Portfolio's Rule 144A portfolio securities. A Portfolio that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale.

Derivatives
Each Portfolio (other than the Real Estate Investment Institutional Portfolio) may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of an investment portfolio, to obtain exposure to otherwise inaccessible markets or to manage the effective maturity or duration of fixed-income securities. Each of the Portfolios is permitted to use derivatives for one or more of these purposes, although most of the Fixed-Income Municipal Portfolios generally use derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Portfolio shareholders. A Portfolio may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

There are four principal types of derivative instruments--options, futures, forwards and swaps--from which virtually any type of derivative transaction can be created.

   o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index). Likewise, when an option is exercised, the writer of the option is obliged to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index).

   o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specified price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in


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   which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

   o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed-upon payment.

   o Swaps--A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. The notional principal amount is used solely to calculate the payment streams but is not exchanged. Swap transactions also include credit default swaps, in which one party pays a periodic fee, typically expressed in basis points on a notional amount, in return for a contingent payment by the counterparty following a credit event in a specific debt obligation or obligations. A credit event is typically a default and the contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of its face amount.

     The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standard swap documentation. As a result, the swap market has become well established and relatively liquid. The Portfolios will enter into swap transactions only with counterparties whose debt securities (or whose guarantors' debt securities) are rated at least A (or the equivalent) by at least one nationally recognized statistical rating organization and are on the Manager's approved list of swap counterparties for that Portfolio.

Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities" or "hybrid" investments. Examples of these securities are described above under "Variable, Floating and Inverse Floating Rate Instruments" and below under "Hybrid Investments." No Portfolio will invest more than 20% of its total assets in these investments.

The judicious use of derivatives by highly experienced investment managers, such as Alliance, can be quite beneficial. Derivatives, however, involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Portfolio.

   o Market Risk--This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Portfolio's interest.

   o Management Risk--Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to an investment portfolio, and the ability to forecast price and interest rate movements correctly.

   o Credit Risk--This is the risk that a loss may be sustained by a Portfolio as a result of the failure of the counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin


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   requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolios consider the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

   o Liquidity Risk--Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, as is the case with many privately negotiated derivatives, it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

   o Leverage Risk--Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

   o Other Risks--Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolios

The following describes specific derivatives that one or more of the Portfolios (other than the Real Estate Investment Institutional Portfolio) may use.

Credit Default Swap Agreements
The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. If a credit event occurs the seller typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs.

Credit default swaps involve greater risks than if a Portfolio had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. If a credit event were to occur, the value of the reference obligation received by the Portfolio, as the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio.

Options
The Portfolios may each purchase and sell put and call options on securities, securities indexes, foreign currencies and futures contracts. The Portfolios will write only covered options or other derivatives or financial instruments.

The Portfolios may also enter into options on the yield "spread" or yield differential between two securities. In contrast to other types of options, this option is based on the difference between the yields of designated securities, currencies, futures or other instruments. In addition, the Portfolios may write covered straddles. A straddle is a combination of a call and a put written on the same underlying security.

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No Portfolio will write any option if, immediately thereafter, the aggregate value of the Portfolio's securities subject to outstanding options would exceed 25% of its net assets.

In purchasing an option on securities, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, a Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

A Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. None of the Portfolios will write uncovered call or put options. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written (or if it holds a call option with an exercise price that is greater than that of the call option it has written, if the difference is maintained by the Portfolio in liquid assets in a segregated account). A put option written by a Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written or if the Portfolio maintains liquid assets in a segregated account with a value equal to the exercise price.

The risk involved in writing an uncovered put option is that there could be a decrease in the market value of the underlying securities. If this occurred, a Portfolio could be obligated to purchase the underlying security at a higher price than its current market value. Conversely, the risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and a Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option, whereas the risk of loss from writing an uncovered call option is potentially unlimited.

The Portfolios may purchase or write privately negotiated options on securities. A Portfolio that purchases or writes privately negotiated options on securities will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such counterparties. Privately negotiated options purchased or written by a Portfolio may be illiquid, and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

Hybrid Investments
As part of its investment program and to maintain greater flexibility, each Portfolio may invest in hybrid instruments (a type of potentially high-risk derivative) that have the characteristics of futures, options, currencies and securities. These instruments may take a variety of forms, such as a security with the principal amount, redemption or conversion terms related to the market price of some commodity, currency or securities index. They may also be debt instruments with interest or principal payments determined by reference to commodities, currencies, fixed-income instruments, financial indices or other financial or economic indicators, data or events.

Hybrids can have volatile prices and limited liquidity, and their use by a Portfolio may not be successful. The risk of these investments can be substantial; possibly all of the principal is at risk. No Portfolio will invest more than 20% of its total assets in these investments.

Interest Rate Transactions (Swaps, Caps and Floors)
Each Portfolio may enter into interest rate or foreign currency swaps and purchase and sell interest-rate caps and floors. Each Fixed-Income Municipal Intermediate-Duration Portfolio expects to enter into these transactions primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date, and as


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a duration management technique. The Fixed-Income Municipal
Intermediate-Duration Portfolios do not intend to use these transactions in a speculative manner. All other Portfolios expect to enter into these transactions for a variety of reasons, including for hedging purposes, as described above, as a duration management technique or to attempt to exploit mispricings in the bond or currency markets.

No Portfolio will use swaps to leverage the Portfolio. A Portfolio will maintain in a segregated account with the Fund's custodian an amount having an aggregate net asset value at least equal to the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating-rate payments for fixed rate payments) computed based on a contractually based principal (or "notional") amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor. A Portfolio may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities.

A Portfolio will enter into interest rate swap, cap or floor transactions only with counterparties whose debt securities (or whose guarantors' debt securities) are rated at least A (or the equivalent) by at least one nationally recognized rating organization and are on the Manager's approved list of swap counterparties for that Portfolio.

Currency swaps are similar to interest-rate swaps, except that they involve currencies instead of interest rates.

Caps and floors may be less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, unless there is a counterparty default, the risk of loss to a Portfolio from interest rate transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Lending Portfolio Securities
Each Portfolio may lend Portfolio securities. Each of the Fixed-Income Portfolios (other than the Short Duration Municipal Portfolios) and the Intermediate Duration Institutional Portfolio may lend up to 30% of its total assets; each of the Short Duration Municipal Portfolios may lend up to one-third of its total assets. Each of the Foreign-Stock Portfolios may also lend up to one-third of its total assets. Real Estate Investment Institutional Portfolio may lend up to 25% of its total assets. Loans may be made to qualified broker-dealers, banks or other financial institutions, provided that cash, liquid high-grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned are deposited and maintained by the borrower with the Portfolio. A principal risk in lending Portfolio securities, as with other collateral extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon a borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned from the securities. A Portfolio may invest any cash collateral directly or indirectly in short-term, high-quality debt instruments and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Forward Commitments
Each Portfolio may purchase or sell securities on a forward commitments basis. Forward commitments are forward contracts for the purchase or sale of securities, including purchases on a "when-issued" basis or purchases or sales

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on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).

When forward commitments are negotiated, the price, which is generally expressed in yield terms with respect to fixed-income securities, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond this time may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments helps a Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

A Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolios enter into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss. The Portfolios must segregate liquid assets in an amount at least equal to their purchase commitments, and must segregate securities sold on a delayed delivery basis. The Real Estate Investment Institutional Portfolio may not make any forward commitments if, as a result, the Portfolio's aggregate commitments under the transactions would be more than 30% of its total assets.

Repurchase Agreements
A Portfolio may seek additional income by investing in repurchase agreements pertaining only to U.S. Government securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. There is no percentage restriction on any Portfolio's ability to enter into repurchase agreements. The Portfolios may enter into repurchase agreements with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York). The Real Estate Investment Institutional Portfolio may only enter into repurchase agreements of up to 7 days' duration.

Future Developments
One or more of the Portfolios may discover additional opportunities in the areas of options, futures contracts, options on futures contracts and other derivative instruments or take advantage of other investment practices not currently contemplated. These opportunities will become available as the Manager develops new strategies, as regulatory authorities broaden the range of transactions that are permitted and as new options and futures are developed. To the extent such opportunities are both consistent with the Portfolio's investment objectives and restrictions and legally permissible for that Portfolio, we may utilize the strategies. These opportunities may involve risks that differ from those described above.


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Additional Risk Considerations

Fixed-Income Securities
Fixed-Income Portfolios: The value of each Fixed-Income Portfolio's shares will fluctuate with the value of its investments. The value of a Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of a Portfolio's securities generally rise. Conversely, during periods of rising interest rates, the values of a Portfolio's securities generally decline.

In seeking to achieve a Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities held by a Portfolio will be unavoidable. Moreover, medium- and lower-rated securities and unrated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Portfolio.

Real Estate Investment Institutional Portfolio: The value of the Portfolio's shares will fluctuate with the value of its investments. The value of the Portfolio's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline. Under normal market conditions, the average dollar-weighted maturity of the Portfolio's debt or other fixed-income securities is expected to vary between one year or less and 30 years. In periods of increasing interest rates, the Portfolio may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Portfolio's debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investments in Lower-Rated Securities
Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P and Fitch (commonly known as "junk bonds"), are subject to greater risk of loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment-grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets.

The Manager will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification, attention to current developments and trends in interest rates, and economic and political conditions. There can, however, be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, the Manager's research and credit analysis are a correspondingly more important aspect of its program for managing a Portfolio's securities than would be the case if a Portfolio did not invest in lower-rated securities. In considering investments for a Portfolio, the Manager will attempt to identify issuers of lower-rated securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future.

Unrated Securities
The Manager also will consider investments in unrated securities for a Portfolio when the Manager believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to rated securities that are consistent with the Portfolio's objective and policies.

Leverage
When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be

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compounded. Each Portfolio may create leverage by using reverse repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money for temporary or emergency purposes.

Non-Diversified Status
Each of the Short-Duration New York and California Portfolios and the Intermediate-Duration New York and California Portfolios (the "State Portfolios") is a "non-diversified" investment company, which means the Portfolio may invest more of its assets in a relatively smaller number of issuers. Because each State Portfolio will normally invest solely or substantially in municipal securities of a particular state, it is more susceptible to local risk factors than a geographically diversified municipal securities portfolio. These risks arise from the financial condition of a particular state and its municipalities. If state or local governmental entities are unable to meet their financial obligations, the income derived by the State Portfolios, their ability to preserve or realize appreciation of their portfolio assets and their liquidity could be impaired. For example, California began a large-scale deregulation of its power utility industry, which instituted a mandatory cap on energy prices that California utilities can charge to their customers. Recent significant increases in the market cost of energy purchased by many California utilities have caused these utilities to come under financial pressures, as they have been unable to pass these increased costs to their customers. As a result, many power utilities experienced difficulty purchasing sufficient energy to meet demand and difficulty paying their suppliers. Some California utilities have suspended debt service payments on outstanding debt or payments to suppliers. The SAI provides specific information about the state in which a Portfolio invests.

The Real Estate Industry
Although the Real Estate Investment Institutional Portfolio does not invest directly in real estate, it does invest primarily in Real Estate Equity Securities and does have a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Real Estate Investment Institutional Portfolio is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Real Estate Investment Institutional Portfolio's investments are concentrated geographically, by property type or in certain other respects, the Real Estate Investment Institutional Portfolio may be subject to certain of these risks to a greater extent.

In addition, if the Real Estate Investment Institutional Portfolio receives rental income or income from the disposition of real property acquired as a result of a default on securities the Real Estate Investment Institutional Portfolio owns, the receipt of such income may adversely affect the Real Estate Investment Institutional Portfolio's ability to retain its tax status as a regulated investment company. Investments by the Real Estate Investment Institutional Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended ("1940 Act").

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to


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reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than larger capitalization stocks.

Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of Mortgage-Backed Securities, such as those in which the Real Estate Investment Institutional Portfolio may invest, differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Portfolio may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Real Estate Investment Institutional Portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Prior Performance Of Similarly
Managed Accounts
--------------------------------------------------------------------------------
As described in this Prospectus, we diversify the investment portfolio of the International Portfolio between the growth and value investment styles. Normally, approximately 50% of the value of the International Portfolio will consist of international value stocks and 50% will consist of international growth stocks, although this allocation will vary within a narrow range around this 50/50 target.

We have substantial experience in managing client portfolios using each of these investment disciplines. Presented in Displays 1 and 2 is historical performance information for our international growth and international value investment disciplines. These charts reflect the performance of accounts that are managed substantially similarly to the manner in which the separate international growth and international value components of the International Portfolio are managed. Our own history of managing client portfolios using the growth and value disciplines began in January 1991 for growth and July 1992 for value. Displays 1 and 2 set forth


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the details of our performance in managing portfolios using each of these styles.

Certain of the investment teams employed by the Manager in managing the International Portfolio have experience in managing discretionary accounts of institutional clients and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same international value and international growth disciplines as those applicable to the portions of the International Portfolio they manage. The Historical Accounts that are not registered investment companies or portions thereof are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which the International Portfolio, as a registered investment company, is subject and which, if applicable to the Historical Accounts, may have adversely affected the performance of the Historical Accounts.

Set forth below is performance data provided by the Manager relating to the Historical Accounts managed by investment teams that manage the International Portfolio's assets. Performance data is shown for the period during which the relevant investment team of Alliance or its Bernstein unit managed the Historical Accounts through December 31, 2003. Each of an investment team's Historical Accounts has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to the Historical Accounts, calculated on a monthly basis. The data has not been adjusted to reflect any fees that will be payable by the International Portfolio, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the International Portfolio. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Manager has calculated the investment performance of the Historical Accounts on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for international value accounts has been determined on an equal weighted basis for periods prior to January 1, 2003 and on an asset weighted basis for periods subsequent thereto. Composite investment performance for international growth accounts has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index") is an international unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East.

To the extent an investment team utilizes investment techniques such as futures or options, the indices shown may not be substantially comparable to the performance of the investment team's Historical Accounts. The indices shown are included to illustrate material economic and market factors that existed during the time period shown. None of the indices reflects the deduction of any fees.

Display 1 presents the historical performance for Alliance's international growth investment discipline ("Growth Composite"). The performance information set forth in Display 1 does not represent the performance of the International Portfolio.

--------------------------------------------------------------------------------
72

--------------------------------------------------------------------------------

Display 1
ALLIANCE INTERNATIONAL GROWTH COMPOSITE
Average Annual Total Returns
--------------------------------------------------------------------------------




31.98%  38.59%  -6.61%     -2.94%  -2.91%  -0.03%     1.95%  -0.05%  2.00%    5.60%  4.47%  1.13%      6.67%  5.56%  1.11%
----------------------     ----------------------     -------------------     -------------------      -------------------
    One Year                   Three Years                Five Years                10 Years                   Since
                                                                                                             Inception
                                                                                                             (12/90)


Periods ended December 31, 2003
Past performance is no guarantee of future results.

Display 2 presents the historical performance for Bernstein's international value investment discipline ("Value Composite"). The performance information set forth in Display 2 does not represent the performance of the International Portfolio.

Display 2
BERNSTEIN INTERNATIONAL VALUE COMPOSITE
Average Annual Total Returns


40.16%  38.59%   1.57%     4.58%   -2.91%   7.49%     6.25%  -0.05%   6.30%    8.63%   4.47%   4.16%     9.88%   6.23%   3.65%
----------------------     ----------------------     ---------------------    ---------------------     ---------------------
    One Year                   Three Years                Five Years                  10 Years                   Since
                                                                                                               Inception
                                                                                                                (06/92)


Periods ended December 31, 2003
Past performance is no guarantee of future results.


Until September 2, 2003, the International Portfolio was managed using only the Manager's international value discipline. Since September 2, 2003, the International Portfolio has been managed using both the Manager's international growth and international value investment disciplines.

The above performance data are provided solely to illustrate the Manager's experience in managing accounts using the growth and value investment disciplines. Investors should not rely on this information as an indication of actual performance of any account or future performance of the International Portfolio. Other methods of computing returns may produce different results, and the results for different periods will vary.


--------------------------------------------------------------------------------
                                                Prospectus--February 2, 2004 73

Prior Performance Of Similarly
Managed Accounts (cont'd)
--------------------------------------------------------------------------------
Real Estate Investment Institutional Portfolio

The Real Estate Investment Institutional Portfolio is identical in its investment objectives, policies and practices to a currently existing open-end management investment company managed by Alliance. This fund is AllianceBernstein Real Estate Investment Fund (the "Retail Fund"). The Real Estate Investment Institutional Portfolio is managed by the same investment personnel, in the identical investment style and following the same investment strategy, as the Retail Fund. Set forth below is performance data for the Retail Fund for the 1 year, 5 year and since inception periods through December 31, 2002. As of December 31, 2002, the net assets in the Retail Fund totaled approximately $236 million. The following performance data for the Retail Fund is net of actual fees incurred by that fund for the relevant periods and is based on the Retail Fund's Class A shares with imposition of the maximum 4.25% sales charge.

                            Year Ended     5 Years      Since
                             12/31/02       Ended     Inception
                                          12/31/02     Through
                                                      12/31/02
--------------------------------------------------------------------------------
   Retail Fund               -1.51%        0.40%         6.80%*


* Inception date for AllianceBernstein Real Estate Investment Fund 1, 1996


Fund Management
--------------------------------------------------------------------------------

The investment manager of the Funds is Alliance Capital Management L.P. ("Alliance"). Alliance has its principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a registered investment adviser that manages, as of September 30, 2003, approximately $438 billion in assets for individuals, trusts and estates, partnerships, corporations, public and private employee-benefit plans, public employee retirement funds, foundations, endowments, banks and insurance companies worldwide. Alliance is also a mutual fund sponsor with a family of diversified portfolios distributed globally. Investment decisions for SCB and SCB II are made by Investment Policy Groups comprising of Alliance employees. No one person is primarily responsible for making recommendations to the Investment Policy Groups.

The persons primarily responsible for the day-to-day management of AIF are Daniel G. Pine, Senior Vice President of Alliance Capital Management Corporation ("ACMC") with which he has been associated since prior to 1998, and David Kruth, Vice President of ACMC, with which he has been associated since prior to 1998.

Certain other clients of the Manager may have investment objectives and policies similar to those of the Funds. The Manager may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Manager to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Manager to the accounts involved, including the Fund. When two or more of the clients of the Manager (including the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


--------------------------------------------------------------------------------
74

--------------------------------------------------------------------------------
Investment Management Fees

For the fiscal years indicated, the aggregate fees paid to Alliance as a percentage of assets for services rendered to each Portfolio with respect to investment management was:

                                                     Fee as a
                                    Fiscal         percentage of
                                     Year          average daily
   Portfolio                         Ended          net assets
--------------------------------------------------------------------------------
   U.S. Government Short
     Duration                 September 30, 2003       .50%
   Short Duration Plus        September 30, 2003       .50%
   Intermediate Duration      September 30, 3003       .47%
   New York Municipal         September 30, 2003       .50%
   Short Duration New York
     Municipal                September 30, 2003       .50%
   California Municipal       September 30, 2003       .50%
   Short Duration California
     Municipal                September 30, 2003       .50%
   Diversified Municipal      September 30, 2003       .47%
   Short Duration Diversified
     Municipal                September 30, 2003       .50%
   Tax-Managed International  September 30, 2003       .93%
   International              September 30, 2003       .96%
   Emerging Markets Value     September 30, 2003      1.25%
   Intermediate Duration
     Institutional            September 30, 2003       .50%*
   Real Estate Investment
     Institutional             October 31, 2002        .90%

 * Alliance has contractually agreed to waive its fee and/or bear certain expenses as described in the Fee Table on page 51. The fee payable by Intermediate Duration Institutional Portfolio, which commenced operations on May 17, 2002, is at an annual rate of .50% of the Portfolio's average daily net assets up to and including $1 billion and at an annual rate of .45% of the Portfolio's average daily net assets in excess of $1 billion.

Shareholder Servicing

Alliance provides SCB with shareholder servicing services. For these services, Alliance charges each Fixed-Income Portfolio an annual fee of 0.10% of each such Portfolio's average daily assets and each Foreign-Stock Portfolio an annual fee of 0.25% of each such Portfolio's average daily net assets.

Distribution Services

Sanford C. Bernstein & Co., LLC ("Bernstein LLC"), a Delaware limited liability company and registered broker-dealer and investment adviser, provides Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. with distribution services free of charge. Bernstein LLC is a wholly-owned subsidiary of Alliance. ABIRM provides distribution services for Alliance Institutional Funds, Inc.

Other Services

Real Estate Investment Institutional Portfolio--In connection with investments in real estate securities, Alliance has, at its expense, retained as a consultant CB Richard Ellis, Inc. ("CBRE"). CBRE is a publicly held company and the largest real estate services company in the United States, comprised of real estate brokerage, property and facilities management, real estate finance, and investment advisory services.

Additional Information Regarding Alliance

Legal Proceedings
As has been previously reported in the press, the Staff of the Securities and Exchange Commission (the "Commission") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Order. According to the Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end

-------------------------------------------------------------------------------
                                                Prospectus--February 2, 2004 75

--------------------------------------------------------------------------------

retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG. It is not expected, however, that the advisory fees of the Portfolios (except Real Estate Investment Institutional Portfolio) will be reduced; and

(iii) Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Order contemplates that Alliance's registered investment company clients, including the Funds, will introduce governance and compliance changes.

Effective January 1, 2004, Alliance began waiving a portion of the advisory fee it receives for managing Real Estate Investment Institutional Portfolio. Please see the Fee Table for the Portfolio and its related footnotes for a description of the reduced fee. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the NYAG.

The special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations.

In addition, the Independent Directors of each of SCBII and AIF (the IndependentDirectors") have inititated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, some of which name the Portfolios as defendants. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
76

Pricing Portfolio Shares
--------------------------------------------------------------------------------

A Portfolio's net asset value ("NAV") is calculated at the next close of regular trading on the New York Stock Exchange ("Exchange") (ordinarily, 4 pm., Eastern time), only on days when the Exchange is open for business. To calculate NAV, each Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value each Portfolio's securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value. If a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV for the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Purchases of shares in Emerging Markets Value Portfolio may be subject to a transaction fee. See "Purchasing Shares" for more information.


--------------------------------------------------------------------------------
Purchasing Shares
Minimum Investments--For All Portfolios
Other than Intermediate Duration
Institutional Portfolio and Real Estate
Investment Institutional Portfolio

Except as otherwise provided, the minimum initial investment in any Portfolio of SCB is $25,000 and the minimum subsequent investment in the same Portfolio is $5,000. For shareholders who have met the initial minimum investment requirement in a fixed-income Portfolio, the minimum subsequent investment in any other fixed-income Portfolio is $5,000. For Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, the minimum initial investment is $20,000. The minimum initial investment in any Portfolio for employees of the Manager and its subsidiaries and their immediate families is $5,000; an account maintenance fee will not be charged to these accounts. There is no minimum amount for reinvestment of dividends and distributions declared by a Portfolio in the shares of that Portfolio.

Unless you inform us otherwise, in January and June of each year, the cash balances in any account carried by Bernstein LLC which is invested solely in a single Portfolio (including the discretionary investment management accounts of the Manager) will be invested in the same Portfolio without regard to the minimum investment requirement.

For clients of the Manager's investment-management services, the Manager may, at a client's request, maintain a specified percentage of assets in one or more of the Portfolios of the Fund or vary the percentage based on the Manager's opinion of the relative allocation of fixed-income investments versus international investments or domestic stock. In keeping with these client mandates or for tax considerations, the Manager may, without additional instructions from the client, purchase shares of any Portfolio from time to time.

These purchases and sales by the Manager will be subject to the following minimum investment requirements:

  o initial purchases of shares of the Portfolios (other than the Emerging Markets Value Portfolio) will be subject to the initial minimum investment requirements specified above, but the subsequent minimum investment requirements may be waived;

  o initial purchases of shares of the Emerging Markets Value Portfolio will be subject to a minimum investment requirement of $10,000, but subsequent minimum investment requirements may be waived; and

  o the Manager may, in its discretion, waive initial and subsequent minimum investment requirements for any participant-directed defined contribution plan.

Any purchases and sales of shares of the Emerging Markets Value Portfolio will incur a portfolio transaction fee on purchases and redemptions. The Emerging Markets Value


--------------------------------------------------------------------------------
                                                Prospectus--February 2, 2004 77

--------------------------------------------------------------------------------

Portfolio assesses a portfolio transaction fee on purchases of Portfolio shares equal to 2% of the dollar amount invested in the Portfolio. The portfolio transaction fee on purchases applies to an initial investment in the Emerging Markets Value Portfolio and to all subsequent purchases, but not to reinvested dividends or capital gains distributions. The portfolio transaction fee on purchases is deducted automatically from the amount invested; it cannot be paid separately. The Emerging Markets Value Portfolio also assesses a portfolio transaction fee on redemptions of Portfolio shares equal to 2% of the dollar amount redeemed from the Portfolio (including redemptions made by exchanging shares of the Emerging Markets Value Portfolio for shares of other Fund Portfolios). The portfolio transaction fee on redemptions is deducted from redemption or exchange proceeds. The portfolio transaction fees on purchases and redemptions are received by the Emerging Markets Value Portfolio, not by the Manager, and are neither sales loads nor contingent deferred sales loads.

The purpose of the portfolio transaction fees discussed above is to allocate transaction costs associated with purchases and redemptions to the investors making those purchases and redemptions, not to other shareholders. The Emerging Markets Value Portfolio, unlike the other Portfolios of the Fund, imposes transaction fees because transaction costs incurred when purchasing or selling stocks of companies in emerging-market countries are considerably higher than those incurred in either the United States or other developed countries. The portfolio transaction fees reflect the Manager's estimate of the brokerage and other transaction costs that the Emerging Markets Value Portfolio incurs as a result of purchases or redemptions. Without the fees, the Emerging Markets Value Portfolio would not be reimbursed for these transaction costs, resulting in reduced investment performance for all shareholders of the Portfolio. With the fees, the transaction costs occasioned by purchases or sales of shares of the Emerging Markets Value Portfolio are borne not by existing shareholders, but by the investors making the purchases and redemptions.

Minimum Investments--Intermediate
Duration Institutional Portfolio

Except as otherwise provided, the minimum initial investment in the Intermediate Duration Institutional Portfolio of SCB II is $3,000,000. There is no minimum amount for subsequent investments although the Fund reserves the right to impose a minimum investment amount. There is no minimum amount for reinvestment of dividends and distributions declared by the Portfolio in the shares of the Portfolio.

Unless you inform us otherwise, in January and June of each year, the cash balances in any account carried by Bernstein LLC which is invested solely in the Portfolio (including the discretionary investment management accounts of the Manager) will be invested in the Portfolio without regard to any minimum investment requirement.

For clients of the Manager's investment-management services, the Manager may, at a client's request, maintain a specified percentage of assets in the Portfolio or vary the percentage based on the Manager's opinion of the market conditions. In keeping with these client mandates or for tax considerations, the Manager may, without additional instructions from the client, purchase shares of the Portfolio from time to time.

These purchases and sales by the Manager will be subject to the following minimum investment requirements:

o initial purchases of shares of the Portfolio will be subject to the initial minimum investment requirements specified above, but the subsequent minimum investment requirements may be waived.

Minimum Investments--Real Estate
Investment Institutional Portfolio

Except as otherwise provided, the minimum initial investment in the Real Estate Investment Institutional Portfolio is $10,000. There is no minimum amount for subsequent investments. There is no minimum amount for reinvestment of dividends and distributions declared by the Portfolio in the shares of the Portfolio.

Procedures--For All Portfolios

To purchase shares, you must open a discretionary account with a Bernstein advisor (unless you currently have an account with us) and pay for the requested shares. Payment may be made by wire transfer or check. Unless waived, bank or certified checks are required if you are not an investment-management client of the Manager. All checks should be made payable to the particular Portfolio in which you are


--------------------------------------------------------------------------------
78

--------------------------------------------------------------------------------

purchasing shares. Payment must be made in U.S. dollars. All purchase orders will be confirmed in writing. If no indication is made to the contrary, dividends and distributions payable by each Portfolio are automatically reinvested in additional shares of that Portfolio at the net asset value on the reinvestment date.

The share price you pay will depend on when your order is received in proper form. Orders received at or prior to the close of regular trading of the Exchange (normally 4:00 p.m. New York time) on any business day will receive the offering price determined as of the closing time that day. Orders received after the close of regular trading will receive the next business day's price.

The Fund may, at its sole option, accept securities as payment for shares of any Fixed-Income Portfolio or the Intermediate Duration Institutional Portfolio if the Manager believes that the securities are appropriate investments for the Portfolio. The securities are valued by the method described under "Pricing Portfolio Shares" above as of the date the Portfolio receives the securities and corresponding documentation necessary to transfer the securities to the Portfolio. This is a taxable transaction to the shareholder.

If you purchase shares through broker-dealers, banks or other financial institutions, they may impose fees and conditions on you that are not described in this Prospectus. The Fund has arrangements with certain broker-dealers, banks and other financial institutions such that orders through these entities are considered received when the entity receives the order in good form together with the purchase price of the shares ordered. The order will be priced at the Fund's NAV computed after acceptance by these entities. The entity is responsible for transmitting the order to the Fund.

A Portfolio is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. A Portfolio may also ask to see other identifying documents. If you do not provide the information, the Portfolio will not be able to open your account. If a Portfolio is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Portfolio believes it has identified potentially criminal activity, the Portfolio reserves the right to take action as it deems appropriate which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a NASD member firm.

A Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your Subscription Application.

Transaction fees: As discussed above, if you purchase shares of the Emerging Markets Value Portfolio, you will pay to this Portfolio a transaction fee of 2.00% of the amount invested.

Right To Restrict, Reject Or Cancel Purchase and Exchange Orders

The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase order for any reason, including any purchase order accepted by any shareholder's financial intermediary.

Policy Regarding Excessive or Short Duration Trading

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds, as a matter of policy, seek to prevent patterns of excessive purchases, sales or exchanges of fund shares. Such practices are commonly referred to as "market timing" or "short duration trading." The Funds will seek to prevent such practices to the extent they are detected by the procedures described below, subject to the Funds' ability to monitor purchase, sale and exchange activity, as described under "Limitations on Ability to Detect and Curtail Excessive Trading Practices." The Funds, Alliance, Bernstein LLC, AllianceBernstein Investment Research and Management ("ABIRM")and Alliance Global Investor Services, Inc. ("AGIS"), as applicable, each reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

 o Transaction Surveillance Procedures. The Funds, through their agents Bernstein LLC, ABIRM,and AGIS, as applicable, maintain surveillance procedures with respect to purchase and sale activity in fund shares. This surveillance process involves scrutinizing transactions in

--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 79

--------------------------------------------------------------------------------

   fund shares that exceed a particular monetary threshold for numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive or short duration trading activity. Generally speaking, each purchase of fund shares in excess of $25,000 followed by a sale within a certain period of time will be identified by these surveillance procedures. Additionally, when a fund shareholder makes more than two exchange transactions in amounts of $25,000 or more involving a Fund during any 90-day period, these transactions will be similarly identified. For purposes of these transaction surveillance procedures, the Funds, Bernstein LLC, ABIRM and AGIS, as applicable, may consider trading activity in multiple accounts under common ownership, control or influence. Monetary thresholds or the surveillance procedures generally may be modified from time to time, including, for example, in respect of accounts held by certain retirement plans to conform to plan exchange limits or U.S. Department of Labor regulations, as well as for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs or omnibus account arrangements.

 o Account Blocking Procedures. When a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is determined by the Funds, Bernstein LLC, ABIRM or AGIS, as applicable, in their sole discretion, to be excessive or short duration trading in nature, the account(s) will be immediately "blocked" with respect to any future purchases or exchanges. However, in all cases, sales of fund shares back to the Funds will continue to be permitted in accordance with the terms of the Funds' current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to access purchase, sale and exchange orders over the Internet, may be suspended. Accounts that are so blocked will generally remain blocked unless and until the account holder or the associated financial intermediary or agent provides evidence or assurance acceptable to the Funds or Bernstein LLC that the account holder did not or will not in the future engage in excessive or short duration trading.

Limitations on Ability to Detect and Curtail Excessive Trading Practices

Shareholders seeking to engage in excessive or short duration trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds, Bernstein LLC, ABIRM and AGIS, as applicable, to detect excessive or short duration trading in fund shares, there is no guarantee that the Funds, Bernstein LLC, ABIRM or AGIS, as applicable, will be able to identify these shareholders or curtail their trading practices. For example, omnibus account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries, including retirement plans and variable insurance products. Entities utilizing such omnibus account arrangements may not identify customers' trading activity in shares of the Funds on an individual basis. Consequently, the Funds, Bernstein LLC, ABIRM and AGIS, as applicable, may not be able to detect excessive or short duration trading in fund shares attributable to a particular investor who effects purchase orders in fund shares through a financial intermediary or agent acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement, that may further compound the difficulty to the Funds, Bernstein LLC, ABIRM and AGIS, as applicable, to detect excessive or short duration trading activity in fund shares. It is common for a substantial portion of Funds' shares to be held through such omnibus account arrangements. In seeking to prevent excessive or short duration trading in shares of the Funds, including the maintenance of any transaction surveillance or account blocking procedures, the Funds, Bernstein LLC, ABIRM and AGIS, as applicable, consider the information actually available to them at the time.

Risks Associated with Excessive or Short Duration Trading Generally

While the Funds, Bernstein LLC, ABIRM and AGIS, as applicable, will try to prevent market timing by utilizing the procedures described above, these procedures may not be successful in identifying or stopping excessive or short duration trading in all circumstances. Excessive purchases and sales of shares of the Funds may adversely affect fund performance and the interests of long-term investors. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may


--------------------------------------------------------------------------------
80

--------------------------------------------------------------------------------

have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of fund shares may force a Portfolio to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of the Fund's shares may force a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short duration trading activity.

In addition, the Funds may incur increased expenses if one or more shareholders engage in excessive purchase and sale or exchange activity. For example, if a Portfolio is forced to liquidate investments due to short duration trading activity, it may incur increased brokerage and tax costs without attaining any investment advantage. Similarly, the Funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short duration trading activity.

Portfolios that invest in foreign securities may be particularly susceptible to short duration trading strategies. This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price. In addition, a shareholder engaging in a short duration strategy may target Portfolios that do not invest primarily in foreign securities. For example, a Portfolio that invests in certain fixed-income securities such as high yield bonds or certain asset backed securities may also constitute an effective vehicle for a shareholder's short duration trading strategy.

Risks Resulting From Imposition of Account
Blocks In Response To Excessive Or Short
Duration Trading Activity (AIF only)

A shareholder identified as having engaged in excessive or short duration trading activity and prevented from purchasing or exchanging Fund shares and who does not wish to redeem his or her shares effectively may be "locked" into an investment in a Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with an account "blocked" due to patterns of excessive purchases and sales or exchanges may be forced to sell Portfolio shares, which could be costly if, for example, these shares decline in value before sale, the shareholder recently paid a front-end sales charge or the sale results in adverse tax consequences to the shareholder. To avoid this risk, shareholders should carefully monitor the nature and frequency of their purchases, sales and exchanges of fund shares.


Selling Shares
--------------------------------------------------------------------------------
You may sell your shares of the Funds by sending a request to Bernstein LLC, along with duly endorsed share certificates, if issued. Orders for redemption given to a bank, broker-dealer or financial institution authorized by the Fund are considered received when such third party receives a written request, accompanied by duly endorsed share certificates, if issued. The bank, broker-dealer or other financial institution is responsible for transmitting the order to the Fund.

Your signature must appear on your written redemption order and must be guaranteed by a financial institution that meets the Fund's requirements (such as a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic securities exchange or other institution). An authorized person at the guarantor institution must sign the guarantee and "Signature Guaranteed" must appear with the signature. Signature guarantees by notaries or institutions that do not provide reimbursement in the case of fraud are not acceptable. Signature guarantees may be waived by the Fund in certain instances. The Fund may waive the requirement that a redemption request must be in writing. The Fund may request further documentation from corporations, executors, administrators, trustees or guardians.

We will normally make payment to you of your sales proceeds by check within seven days of receipt of your sell order in proper form and any issued share certificates. The check will be sent to you at your address on record with the Fund unless prior other instructions are on file. If you are a client of the

-------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 81

--------------------------------------------------------------------------------

Manager's investment advisory services, the sales proceeds will be held in your account with Bernstein LLC unless you have previously provided alternative written instructions. If you redeem shares through an authorized bank, broker-dealer or other financial institution, unless otherwise instructed, the proceeds will be sent to your brokerage account within seven days. Your broker may charge a separate or additional fee for sales of Portfolio shares. The cost of wire transfers will be borne by the shareholder. No interest will accumulate on amounts represented by uncashed distribution or sales proceeds checks.

The price you will receive when you sell your shares will depend on when the Fund or the authorized third-party bank, broker-dealer or other financial institution receives your sell order in proper form. Orders received at or prior to the close of regular trading of the Exchange (normally 4:00 p.m. New York time) on any business day will receive the offering price determined as of the closing time that day. Orders received after the close of regular trading will receive the next business day's price.

When you sell your shares, you may receive more or less than what you paid for them. Any capital gain or loss realized on any sale of Portfolio shares is subject to federal income taxes. For additional information, see "Dividends, Distributions and Taxes" below.

If you are selling shares recently purchased with a check, we may delay sending you the proceeds for up to 15 days until your check clears. This delay may be avoided if the shares were originally purchased by certified or bank check or by wire transfer.

Transaction fees upon redemption: You will be charged a 2% redemption fee upon the sale of shares of the Emerging Markets Value Portfolio that will be deducted from the proceeds of the sale and paid to the Portfolio. This transaction fee is payable only by investors in this Portfolio and is charged because of the additional costs involved in the purchase and sale of these shares. For more information, see pages 10-11.

Restrictions on sales: There may be times during which you may not be able to sell your shares or we may delay payment of the proceeds for longer than seven days such as when the Exchange is closed (other than for customary weekend or holiday closings), when trading on the Exchange is restricted, an emergency situation exists when it is not reasonably practicable for a Portfolio to determine its NAV or to sell its investments, or for such other periods as the Securities and Exchange Commission may, by order, permit.

Sale in-kind: The Fund normally pays proceeds of a sale of Portfolio shares in cash. However, each of the Portfolios has reserved the right to pay the sale price in part by a distribution in-kind of securities in lieu of cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash. For more information, see the Fund's SAI.

Automatic sale of your shares--For all Portfolios except the Intermediate Duration Institutional Portfolio and the Real Estate Investment Institutional
Portfolio: Under certain circumstances, the Fund may redeem your shares without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $1,000, we may, on at least 60 days' prior written notice, sell your remaining shares in that Portfolio and close your account. We will not close your account if you increase your account balance to $1,000 during the 60-day notice period.

Automatic sale of your shares--Intermediate Duration Institutional Portfolio:
Under certain circumstances, the Fund may redeem your shares without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $1,500,000, we may, on at least 60 days' prior written notice, sell your remaining shares in the Portfolio and close your account. We will not close your account if you increase your account balance to $1,500,000 during the 60-day notice period.

Automatic sale of your shares--Real Estate Investment Institutional Portfolio:
Under certain circumstances, the Fund may redeem your shares without your consent. Maintaining small shareholder accounts is costly. Accordingly, if your account through redemption has remained below $200 for 90 days, we may, on at least 60 days' prior written notice, sell your remaining shares in the Portfolio and close your account. We will not close your account if you increase your account balance to $200 during the 60-day notice period.

Systematic withdrawal plan: A systematic withdrawal plan enables shareholders to sell shares automatically at regular

--------------------------------------------------------------------------------
82

--------------------------------------------------------------------------------

monthly intervals. In general, a systematic withdrawal plan is available only to shareholders who own book-entry shares worth $25,000 or more. The proceeds of these sales will be sent directly to you or your designee. The use of this service is at the Fund's discretion. For further information, call your Bernstein advisor at (212) 486-5800.




Exchanging Shares
--------------------------------------------------------------------------------

You may exchange your shares in a Portfolio of SCB for shares of the same class in any other Portfolio of SCB. You may exchange your shares in the Intermediate Duration Institutional Portfolio of SCBII for shares of the same class in any portfolio of SCB. You may exchange your shares in the Real Estate Investment Institutional Portfolio for shares of the same class of any other AllianceBernstein Institutional Fund and for Class A shares of any other AllianceBernstein Mutual Fund. After proper receipt of the exchange request in good order, exchanges of shares are made at the next determined respective net asset values of the shares of each Portfolio. Exchanges are subject to the minimum investment requirements of the Portfolio into which the exchange is being made. The Fund reserves the right, on behalf of any of the Portfolios, to reject any exchange of shares. Shares purchased through broker-dealers, banks or other financial institutions may be exchanged through such entities.

On any exchanges of other Fund shares for shares of the Emerging Markets Value Portfolio, shareholders will be charged the portfolio transaction fee of 2% of the dollar amount exchanged; on any exchanges of shares of the Emerging Markets Value Portfolio for other Fund shares, shareholders will be charged the 2% redemption fee. See pages 10-11 for additional information.

The exchange privilege is available only in states where the exchange may legally be made. While the Fund plans to maintain this exchange policy, changes to this policy may be made upon 90 days' prior written notice to shareholders (or 60 days' notice in the case of the Real Estate Investment Institutional Portfolio).

For shareholders subject to federal income taxes, an exchange constitutes a taxable transaction upon which a gain or loss may be realized. See "Dividends, Distributions and Taxes" below.


Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

Each Portfolio of the Funds will distribute substantially all of its net investment income (interest and dividends less expenses) and realized net capital gains, if any, from the sale of securities to its shareholders.

The Fixed-Income Portfolios and the Intermediate Duration Institutional Portfolio intend to declare dividends daily and pay them monthly. The Foreign-Stock Portfolios and the Real Estate Investment Institutional Portfolio intend to declare and pay dividends at least annually, generally in December. All Portfolios distribute capital gains distributions at least annually, generally in December. You will be taxed on dividends and capital gains distributions generally in the year you receive them except that dividends declared in October, November or December and paid in January of the following year will be taxable to you in the year they are declared.

If you purchase shares shortly before the record date of a distribution, the share price will include the value of the distribution and you will be subject to tax on this distribution when it is received, even though the distribution represents in effect a return of a portion of your purchase price.

Dividends and capital gains distributions, if any, of all Portfolios except the Real Estate Investment Institutional Portfolio will be automatically reinvested in shares of the same Portfolio on which they were paid. The number of shares you receive is based upon the net asset value of the Portfolio on the record date. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. In the alternative, you may elect in writing received by us not less than five business days prior to



--------------------------------------------------------------------------------
                                                Prospectus--February 2, 2004 83

--------------------------------------------------------------------------------

the record date to receive dividends and/or capital gains distributions in cash. You will not receive interest on uncashed dividend, distribution or redemption checks.

The Real Estate Investment Institutional Portfolio's income dividends and capital gains distributions, if any, declared by the Portfolio on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Portfolio. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or shares at the time you purchase shares. Your election can be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, at your election, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of Portfolio dividends and distributions.

If you receive an income dividend or capital gains distribution from Real Estate Investment Institutional Portfolio in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the same class of the Portfolio without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Portfolio.

Based on our investment objectives and strategies, we expect that, in general, the Fixed-Income Municipal Portfolios will distribute primarily exempt-interest dividends (i.e., distributions out of interest earned on municipal securities), the Fixed-Income Taxable Portfolios and the Intermediate Duration Institutional Portfolio will distribute primarily ordinary income dividends (i.e., distributions out of net short-term capital gains, dividends and non-exempt interest), and in general, the Tax-Managed International and the Emerging Markets Value Portfolios will distribute primarily capital gains distributions. The International Portfolio and the Real Estate Investment Institutional Portfolio may distribute ordinary income dividends and/or capital gains distributions.

If you are subject to taxes, you may be taxed on dividends (unless, as described below, they are derived from the interest earned on municipal securities) and capital gains distributions from the Portfolios whether they are received in cash or additional shares. Regardless of how long you have owned your shares in a Portfolio, distributions of long-term capital gains are taxed as such and distributions of net investment income, short-term capital gains and certain foreign currency gains are taxed as ordinary income. For individual taxpayers, ordinary income is taxed at a higher rate than long-term capital gains. Income dividends that are exempt from federal income tax may be subject to state and local taxes.

Generally, it is intended that dividends paid on shares in both New York Municipal Portfolios, both California Municipal Portfolios and both Diversified Municipal Portfolios will be exempt from federal income taxes. However, any of these Portfolios may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. In addition, you may be taxed on any capital gains distributions from these Portfolios.

The New York Municipal Portfolios provide income that is generally tax-free for New York state and local personal income tax purposes to the extent that the income is derived from New York Municipal Securities or securities issued by possessions of the United States. Similarly, the California Municipal Portfolios provide income that is generally tax-free for California state personal income tax purposes to the extent that the income is derived from California Municipal Securities or securities issued by possessions of the United States. A portion of income of the other Portfolios may also be exempt from state and local income taxes in certain states to the extent that the Portfolio derives income from securities the interest on which is exempt from taxes in that state.

Interest on certain "private activity bonds" issued after August 7, 1986 are items of tax preference for purposes of the corporate and individual alternative minimum tax. If you hold shares in a Portfolio that invests in private activity bonds, you may be subject to the alternative minimum tax on that portion of the Portfolio's distributions derived from interest income on those bonds. Additionally, tax-exempt income constitutes "adjusted current earnings" ("ACE") for purposes of calculating the ACE adjustment for the corporate alternative minimum tax.

--------------------------------------------------------------------------------
84

--------------------------------------------------------------------------------

If, for any taxable year, a Portfolio distributes income from dividends from domestic corporations and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the dividends they receive. In general, dividends on the shares of the Foreign-Stock Portfolios will not qualify for the dividends-received deduction for corporations since they will not be derived from dividends paid by U.S. corporations.

In general, dividends on the shares of the Real Estate Investment Institutional Portfolio will not qualify for the dividends-received deduction for corporations since dividends received from REITS generally do not constitute qualifying dividends.

Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, it is likely that a portion of the distributions paid to the Real Estate Investment Institutional Portfolio and subsequently distributed to shareholders may be a nontaxable return of capital. The final determination of the amount of return of capital distributions for the period will be made after the end of each calendar year. Under certain circumstances, if the Portfolio realizes losses after paying a dividend, all or a portion of the distributions may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as a capital gain.

Dividends and interest received by the Fixed-Income Portfolios and the Intermediate Duration Institutional Portfolio that invest in foreign securities, the International Portfolios and the Emerging Markets Value Portfolio may be subject to foreign tax and withholding. Some emerging markets countries may impose taxes on capital gains earned by a Portfolio in such countries. However, tax treaties between certain countries and the United States may reduce or eliminate such taxes.

Pursuant to recently enacted legislation, certain dividends received by non-corporate shareholders (including individuals) may be eligible for the maximum 15% tax rate applicable in the case of long-term capital gain. Such rate would not apply to dividends received from Fixed-Income Municipal Portfolios and Fixed-Income Taxable Portfolios. However, dividends received from Foreign Stock Portfolios may to a certain extent qualify for such rate.

If you redeem shares of a Portfolio or exchange them for shares of another Portfolio, generally you will recognize a capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss if you held your shares for more than one year. Losses recognized on a sale and repurchase are disallowed to the extent that the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the transaction date. However, if you experience a loss and have held your shares for only six months or less, such loss generally will be treated as a long-term capital loss to the extent that you treat any dividends as long-term capital gains. Additionally, any such loss will be disallowed to the extent of any dividends derived from the interest earned on municipal securities.

Under certain circumstances, the Foreign-Stock Portfolios may elect for U.S. federal income tax purposes to treat foreign income taxes paid by such Portfolios as paid by their shareholders. If this election is made, you will be required to include your pro rata share of such foreign taxes in computing your taxable income--treating an amount equal to your share of such taxes as a U.S. federal income tax deduction or foreign tax credit against your U.S. federal income taxes. You will not be entitled to claim a deduction for foreign taxes if you do not itemize your deductions on your returns. Generally, a foreign tax credit is more advantageous than a deduction. Other limitations may apply regarding the extent to which the credit or deduction may be claimed. To the extent that such Portfolios may hold securities of corporations which are considered to be passive foreign investment companies, capital gains on these securities may be treated as ordinary income and the Portfolios may be subject to corporate income taxes and interest charges on certain dividends and capital gains from these securities.

This Prospectus summarizes only some of the tax implications you should consider when investing in a Portfolio of either Fund. You are urged to consult your own tax adviser regarding specific questions you may have as to federal, state, local and foreign taxes.

Statements as to the tax status of dividends and distributions of each Portfolio are mailed annually.

-------------------------------------------------------------------------------
                                                Prospectus--February 2, 2004 85

Financial Highlights
-------------------------------------------------------------------------------
Financial
Highlights

Foreign-Stock Portfolios
o  Tax Managed
   International Portfolio
o  International Portfolio
o  Emerging Markets Value Portfolio


The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns


                                                                                     TAX-MANAGED INTERNATIONAL PORTFOLIO
                                                                       -------------------------------------------------------------
                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                           9/30/03     9/30/02   9/30/01 (a)   9/30/00     9/30/99
====================================================================================================================================
  Net asset value, beginning of period                                      $13.10     $15.22      $20.44      $20.02      $17.63
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS:
  Investment income, net                                                      0.24       0.17        0.21        0.21        0.15
  Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies                               4.39      (2.00)      (3.48)       0.51        4.04
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                           4.63      (1.83)      (3.27)       0.72        4.19
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from taxable net investment income                               (0.20)     (0.29)      (0.16)          0       (0.93)
  Distributions from net realized gains                                          0          0       (1.79)      (0.30)      (0.87)
  Distributions in excess of net realized gains
    due to timing differences                                                    0          0           0           0           0
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (0.20)     (0.29)      (1.95)      (0.30)      (1.80)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio transaction fee                                                      0          0           0           0           0
====================================================================================================================================
  Net asset value, end of period                                            $17.53     $13.10      $15.22      $20.44      $20.02
====================================================================================================================================
  Total return (b)                                                           35.65%    (12.39)%    (17.49)%      3.49%      25.35%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted)                               $3,561,248 $2,365,421  $2,420,323  $3,029,742  $3,654,579
  Average net assets (000 omitted)                                      $2,890,486 $2,708,477  $2,828,736  $3,467,670  $4,618,500
  Ratio of expenses to average net assets                                     1.25%      1.25%       1.25%       1.24%       1.24%
  Ratio of net investment income to average net assets                        1.59%      1.04%       1.14%       1.02%       0.80%
  Portfolio turnover rate                                                      28%         64%         46%         41%         32%


--------------------------------------------------------------------------------
86

--------------------------------------------------------------------------------

in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2003 annual report, which is available upon request.



                   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------
 YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
   9/30/03     9/30/02   9/30/01 (a)   9/30/00   9/30/99 (C)
================================================================================
    $11.95      $14.16      $20.44      $20.11      $19.43
================================================================================
      0.23        0.14        0.18        0.23        0.19
      4.04       (1.90)      (3.11)       0.31        0.49
--------------------------------------------------------------------------------
      4.27       (1.76)      (2.93)       0.54        0.68
--------------------------------------------------------------------------------
     (0.16)      (0.45)      (0.79)      (0.19)       0
      0           0          (2.56)      (0.02)       0
--------------------------------------------------------------------------------
      0           0           0           0           0
     (0.16)      (0.45)      (3.35)      (0.21)       0
--------------------------------------------------------------------------------
      0           0           0           0           0
================================================================================
    $16.06      $11.95      $14.16      $20.44      $20.11
================================================================================
     36.00%     (13.01)%    (16.95)%      2.72%       3.50%
--------------------------------------------------------------------------------

$1,826,667  $1,299,449  $1,426,683  $1,907,921  $2,459,123
$1,572,731  $1,539,788  $1,718,245  $2,238,111  $2,397,807
      1.29%       1.29%       1.28%       1.25%       1.26%*
      1.63%       0.97%       1.06%       1.09%       2.23%*
        28%         67%         45%         24%          9%




                        EMERGING MARKETS VALUE PORTFOLIO
--------------------------------------------------------------------------------
 YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
  9/30/03      9/30/02   9/30/01 (a)   9/30/00     9/30/99
================================================================================
    $13.65      $12.48      $16.91      $17.67      $10.11
================================================================================
      0.26        0.13        0.17        0.14        0.16
      6.87        1.04       (4.34)      (1.01)       7.39
--------------------------------------------------------------------------------
      7.13        1.17       (4.17)      (0.87)       7.55
--------------------------------------------------------------------------------
     (0.08)      (0.13)      (0.09)      (0.10)      (0.12)
      0           0          (0.28)       0           0
      0           0           0           0          (0.02)
--------------------------------------------------------------------------------
     (0.08)      (0.13)      (0.37)      (0.10)      (0.14)
--------------------------------------------------------------------------------
      0.11        0.13        0.11        0.21        0.15
================================================================================
    $20.81      $13.65      $12.48      $16.91      $17.67
================================================================================
     47.21%(d)    5.98%(d)  (27.36)%(d)  (7.63)%(d)  69.88%(d)
--------------------------------------------------------------------------------
    $898,402    $518,984    $499,414    $593,883    $720,444
    $653,705    $588,195    $578,168    $718,397    $581,638
      1.72%       1.73%       1.75%       1.71%       1.74%
      1.57%       0.89%       1.10%       0.75%       1.04%
        38%         34%         34%         28%         29%

--------------------------------------------------------------------------------
                                                Prospectus--February 2, 2004 87

--------------------------------------------------------------------------------
Financial
Highlights

Fixed-Income Municipal Portfolios
o  New York Municipal Portfolio
o  Short Duration New York
   Municipal Portfolio

The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns


                                                                                       NEW YORK MUNICIPAL PORTFOLIO+
                                                                         -----------------------------------------------------------
                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                           9/30/03     9/30/02   9/30/01 (a)   9/30/00     9/30/99
====================================================================================================================================
  Net asset value, beginning of period                                      $14.23     $13.85      $13.37      $13.36      $13.87
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS:
  Investment income, net                                                      0.50       0.54        0.57        0.57        0.56
  Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies                              (0.02)      0.38        0.48        0.07       (0.46)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                            0.48       0.92        1.05        0.64        0.10
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from taxable net investment income                               (0.01)     (0.01)      (0.02)       0          (0.01)
  Dividends from tax-exempt net investment income                            (0.49)     (0.53)      (0.55)      (0.57)      (0.55)
  Distributions from net realized gains                                       0          0           0          (0.05)      (0.05)
  Distributions in excess of net investment income
    due to timing differences                                                 0          0           0           0           0
  Distributions in excess of net realized gains
    due to timing differences                                                 0          0           0          (0.01)       0
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                         0.50      (0.54)      (0.57)      (0.63)      (0.61)
====================================================================================================================================
  Net asset value, end of period                                            $14.21     $14.23      $13.85      $13.37      $13.36
====================================================================================================================================
  Total return (b)                                                            3.45%      6.83%       7.99%       4.93%       0.74%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted)                               $1,006,023   $940,302    $763,728    $673,723    $845,970
  Average net assets (000 omitted)                                        $954,250   $835,184    $713,704    $743,412    $843,755
  Ratio of expenses to average net assets                                     0.65%      0.66%       0.64%       0.64%       0.64%
  Ratio of net investment income to average net assets                        3.53%      3.89%       4.17%       4.33%       4.09%
  Portfolio turnover rate                                                       29%        37%         29%         33%         35%


--------------------------------------------------------------------------------
88

--------------------------------------------------------------------------------
in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2003 annual report, which is available upon request.


                                 SHORT DURATION
                          NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
 YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
   9/30/03     9/30/02   9/30/01 (a)   9/30/00     9/30/99
================================================================================
    $12.57      $12.54      $12.31      $12.35      $12.47
================================================================================
      0.26        0.36        0.44        0.48        0.44
     (0.02)       0.03        0.23       (0.04)      (0.12)
      0.24        0.39        0.67        0.44        0.32
      0           0          (0.03)      (0.01)      (0.02)
     (0.26)      (0.36)      (0.41)      (0.47)      (0.42)
      0           0           0           0           0
      0           0           0           0           0
      0           0           0           0           0
     (0.26)      (0.36)      (0.44)      (0.48)      (0.44)
    $12.55      $12.57      $12.54      $12.31      $12.35
      1.92%       3.14%       5.55%       3.64%       2.64%
  $120,941    $116,307     $87,919     $93,774    $101,901
  $119,346    $102,743     $94,322    $106,683     $92,014
      0.76%       0.77%       0.73%       0.72%       0.74%
      2.06%       2.83%       3.56%       3.91%       3.57%
        47%         38%         93%         65%         78%

--------------------------------------------------------------------------------
                                                Prospectus--February 2, 2004 89

--------------------------------------------------------------------------------

Financial
Highlights

Fixed-Income Municipal Portfolios
o  California Municipal Portfolio
o  Short Duration California
   Municipal Portfolio

The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total


                                                                                      CALIFORNIA MUNICIPAL PORTFOLIO+
                                                                         -----------------------------------------------------------
                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                           9/30/03     9/30/02   9/30/01 (a)   9/30/00     9/30/99
====================================================================================================================================
  Net asset value, beginning of period                                      $14.59     $14.23      $13.81      $13.69      $14.19
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS:
  Investment income, net                                                      0.47       0.51        0.57        0.57        0.54
  Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies                              (0.13)      0.36        0.42        0.16       (0.46)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                            0.34       0.87        0.99        0.73        0.08
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from taxable net investment income                                 (0.03)      0          (0.04)      (0.02)      (0.02)
Dividends from tax-exempt net investment income                              (0.44)     (0.51)      (0.53)      (0.55)      (0.52)
Distributions from net realized gains                                         0          0           0          (0.04)      (0.04)
Distributions in excess of net investment income
    due to timing differences                                                 0          0           0           0           0
Distributions in excess of net realized gains
    due to timing differences                                                 0          0           0           0           0
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (0.47)     (0.51)      (0.57)      (0.61)      (0.58)
====================================================================================================================================
  Net asset value, end of period                                            $14.46     $14.59      $14.23      $13.81      $13.69
====================================================================================================================================
  Total return (b)                                                            2.40%      6.27%       7.33%       5.44%       0.60%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted)                                  $685,360    $597,222    $491,194    $450,744    $605,962
  Average net assets (000 omitted)                                         $625,249    $541,454    $460,729    $524,573    $586,510
  Ratio of expenses to average net assets                                      0.66%       0.66%       0.65%       0.64%       0.64%
  Ratio of net investment income to average net assets                         3.26%       3.57%       4.07%       4.15%       3.88%
  Portfolio turnover rate                                                        44%         31%         46%         48%         38%




--------------------------------------------------------------------------------
90

--------------------------------------------------------------------------------

returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2003 annual report, which is available upon request.



                                SHORT DURATION
                         CALIFORNIA MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
 YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
   9/30/03     9/30/02     9/30/01(a)   9/30/00     9/30/99
================================================================================
    $12.69      $12.68      $12.51       $12.53      $12.61
================================================================================
      0.22        0.35        0.46         0.45        0.40
     (0.02)       0.01        0.17         0.02       (0.04)
--------------------------------------------------------------------------------
      0.20        0.36        0.63         0.47        0.36
--------------------------------------------------------------------------------
     (0.01)       0          (0.03)       (0.03)      (0.02)
     (0.21)      (0.35)      (0.43)       (0.42)      (0.38)
      0           0           0           (0.04)      (0.04)
      0           0           0            0           0
      0           0           0            0           0
--------------------------------------------------------------------------------
     (0.22)      (0.35)      (0.46)       (0.49)      (0.44)
================================================================================
    $12.67      $12.69      $12.68       $12.51      $12.53
================================================================================
      1.63%       2.87%       5.13%        3.87%       2.90%
--------------------------------------------------------------------------------
   $79,818     $74,648     $54,073      $58,089    $108,511
   $80,862     $61,944     $55,681      $83,374     $97,808
      0.80%       0.79%       0.79%        0.73%       0.73%
      1.77%       2.70%       3.66%        3.58%       3.18%
        72%         28%         60%          94%        127%

--------------------------------------------------------------------------------
                                                Prospectus--February 2, 2004 91

--------------------------------------------------------------------------------

Financial
Highlights

Fixed-Income Municipal Portfolios
o  Diversified Municipal Portfolio
o  Short Duration Diversified
   Municipal Portfolio

The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total returns


                                                                                     DIVERSIFIED MUNICIPAL PORTFOLIO+
                                                                       -------------------------------------------------------------
                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                           9/30/03     9/30/02   9/30/01 (a)   9/30/00     9/30/99
====================================================================================================================================
  Net asset value, beginning of period                                      $14.37     $14.05      $13.50      $13.47      $13.96
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS:
  Investment income, net                                                      0.51       0.56        0.59        0.58        0.56
  Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies                              (0.03)      0.32        0.55        0.08       (0.46)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                            0.48       0.88        1.14        0.66        0.10
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from taxable net investment income                               (0.01)      0          (0.01)      (0.01)      (0.02)
  Dividends from tax-exempt net investment income                            (0.50)     (0.56)      (0.58)      (0.57)      (0.54)
  Distributions from net realized gains                                       0          0           0          (0.05)      (0.03)
  Distributions in excess of net investment income
    due to timing differences                                                 0          0           0           0           0
  Distributions in excess of net realized gains
    due to timing differences                                                 0          0           0           0           0
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (0.51)     (0.56)      (0.59)      (0.63)      (0.59)
====================================================================================================================================
  Net asset value, end of period                                            $14.34     $14.37      $14.05      $13.50      $13.47
====================================================================================================================================
  Total return (b)                                                            3.44%      6.42%       8.63%       5.04%       0.77%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted)                               $2,045,981 $1,731,818  $1,388,653  $1,205,781  $1,517,233
  Average net assets (000 omitted)                                      $1,844,104 $1,532,681  $1,277,970  $1,329,585  $1,458,118
  Ratio of expenses to average net assets                                     0.63%      0.64%       0.63%       0.63%       0.63%
  Ratio of net investment income to average net assets                        3.58%      3.96%       4.30%       4.30%       4.08%
  Portfolio turnover rate                                                       38%        22%         26%         35%         45%


--------------------------------------------------------------------------------
92

--------------------------------------------------------------------------------

in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2003 annual report, which is available upon request.



                       SHORT DURATION
                         DIVERSIFIED MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
 YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
   9/30/03     9/30/02     9/30/01(a)  9/30/00     9/30/99
================================================================================
    $12.79      $12.70      $12.44      $12.49      $12.57
================================================================================
      0.29        0.37        0.47        0.47        0.42
     (0.05)       0.10        0.26       (0.01)      (0.05)
--------------------------------------------------------------------------------
      0.24        0.47        0.73        0.46        0.37
--------------------------------------------------------------------------------
      0           0          (0.01)      (0.01)      (0.01)
     (0.29)      (0.37)      (0.46)      (0.46)      (0.41)
     (0.05)      (0.01)       0           0          (0.03)
      0           0           0           0           0
      0           0           0          (0.04)       0
--------------------------------------------------------------------------------
     (0.34)      (0.38)      (0.47)      (0.51)      (0.45)
================================================================================
    $12.69      $12.79      $12.70      $12.44      $12.49
================================================================================
      1.97%       3.81%       5.98%       3.77%       2.91%
--------------------------------------------------------------------------------
  $233,649    $200,696    $156,920    $158,315    $170,722
  $220,768    $182,317    $144,315    $168,807    $167,918
      0.71%       0.71%       0.71%       0.71%       0.71%
      2.30%       2.92%       3.73%       3.75%       3.29%
        57%         56%         77%         99%         95%

--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 93

--------------------------------------------------------------------------------
Financial
Highlights

Fixed-Income Taxable Portfolios
o  U.S. Government Short Duration Portfolio
o  Short Duration Plus Portfolio

The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total


                                                                                  U.S. GOVERNMENT SHORT DURATION PORTFOLIO
                                                                       -------------------------------------------------------------
                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                           9/30/03     9/30/02   9/30/01 (a)   9/30/00     9/30/99
====================================================================================================================================
  Net asset value, beginning of period                                      $13.23     $13.07      $12.49      $12.46      $12.66
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                                                        0.31       0.40        0.59        0.61        0.58
  Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies                              (0.04)      0.16        0.58        0.03       (0.20)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                            0.27       0.56        1.17        0.64        0.38
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from taxable net investment income                               (0.31)     (0.40)      (0.59)      (0.61)      (0.58)
  Dividends from tax-exempt net investment income                             0          0           0           0           0
  Distributions from net realized gains                                      (0.19)      0           0           0           0
  Distributions in excess of net investment income
    due to timing differences                                                 0          0           0           0           0
  Distributions in excess of net realized gains
    due to timing differences                                                 0          0           0           0           0
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (0.50)     (0.40)      (0.59)      (0.61)      (0.58)
====================================================================================================================================
  Net asset value, end of period                                            $13.00     $13.23      $13.07      $12.49      $12.46
====================================================================================================================================
  Total return (b)                                                            2.10%      5.42%       9.62%       5.30%       3.07%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted)                                 $112,561   $115,400    $101,664     $95,617    $127,598
  Average net assets (000 omitted)                                        $120,631   $106,080    $101,326    $112,827    $132,741
  Ratio of expenses to average net assets                                     0.76%      0.74%       0.72%       0.72%       0.70%
  Ratio of expenses to average net assets,
    excluding interest expense                                                0.76%      0.74%       0.72%       0.72%       0.70%
  Ratio of net investment income to average net assets                        2.39%      3.04%       4.65%       4.91%       4.61%
  Portfolio turnover rate                                                      323%       230%        344%        160%         82%


--------------------------------------------------------------------------------
94

--------------------------------------------------------------------------------

returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2003 annual report, which is available upon request.



                Short Duration Plus Portfolio
--------------------------------------------------------------------------------
 Year Ended  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
   9/30/03     9/30/02   9/30/01 (a)   9/30/00     9/30/99
================================================================================
    $12.78      $12.69      $12.25      $12.33      $12.53
================================================================================
      0.37        0.50        0.68        0.72        0.67
      0.06        0.09        0.44       (0.08)      (0.20)
--------------------------------------------------------------------------------
      0.43        0.59        1.12        0.64        0.47
--------------------------------------------------------------------------------
     (0.37)      (0.50)      (0.66)      (0.72)      (0.67)
      0           0           0           0           0
      0           0           0           0           0
      0           0          (0.01)       0           0
      0           0          (0.01)       0           0
--------------------------------------------------------------------------------
     (0.37)      (0.50)      (0.68)      (0.72)      (0.67)
================================================================================
    $12.84      $12.78      $12.69      $12.25      $12.33
================================================================================
      3.42%       4.78%       9.40%       5.37%       3.82%
--------------------------------------------------------------------------------
  $413,100    $397,719    $367,738    $407,516    $557,016
  $408,848    $377,656    $377,112    $490,232    $569,298
      0.67%       0.67%       0.67%       0.66%       0.65%
      0.66%       0.67%       0.67%       0.66%       0.65%
      2.89%       3.95%       5.48%       5.88%       5.36%
       286%        226%        377%        194%         96%

--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 95

--------------------------------------------------------------------------------

Financial
Highlights

Fixed-Income Taxable Portfolios
o  Intermediate Duration Portfolio
o  Intermediate Duration Institutional Portfolio

The financial highlights table is intended to help you understand the financial performance of the Portfolios of the Fund for the periods indicated. Certain information reflects financial results for a single Portfolio share. The total


                                                                                       INTERMEDIATE DURATION PORTFOLIO
                                                                       -------------------------------------------------------------
                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                           9/30/03     9/30/02   9/30/01 (a)   9/30/00     9/30/99
====================================================================================================================================
  Net asset value, beginning of period                                      $13.08     $12.98      $12.51      $12.67      $13.49
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS:
  Investment income, net                                                      0.47       0.59        0.72        0.81        0.77
  Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies                               0.35       0.10        0.47       (0.16)      (0.63)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                            0.82       0.69        1.19        0.65        0.14
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from taxable net investment income                               (0.47)     (0.59)      (0.68)      (0.81)      (0.76)
  Dividends from tax-exempt net investment income                             0          0           0           0           0
  Distributions from net realized gains                                       0          0           0           0          (0.10)
  Distributions in excess of net investment income
    due to timing differences                                                 0          0          (0.04)       0          (0.03)
  Distributions in excess of net realized gains
    due to timing differences                                                 0          0           0           0          (0.07)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (0.47)     (0.59)      (0.72)      (0.81)      (0.96)
====================================================================================================================================
  Net asset value, end of period                                            $13.43     $13.08      $12.98      $12.51      $12.67
====================================================================================================================================
  Total return (b)                                                            6.39%      5.48%       9.80%       5.37%       1.04%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted)                               $2,402,262 $2,151,988  $2,130,691  $2,041,914  $2,674,408
  Average net assets (000 omitted)                                      $2,249,030 $2,135,339  $2,060,159  $2,298,018  $2,601,959
Ratio of expenses to average net assets                                       0.61%      0.61%       0.61%       0.60%       0.60%
  Ratio of net investment income to average net assets                        3.55%      4.57%       5.66%       6.48%       5.89%
  Portfolio turnover rate                                                      796%       727%        532%        378%        230%



--------------------------------------------------------------------------------
96

--------------------------------------------------------------------------------

returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for each fiscal-year-end period has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements, are included in the Fund's 2003 annual report, which is available upon request.


                                                            INTERMEDIATE DURATION
                                                           INSTITUTIONAL PORTFOLIO
                                                         ---------------------------
                                                             Year Ended  Year Ended
                                                               9/30/03   9/30/02 (e)
====================================================================================
  Net asset value, beginning of period                          $15.44      $15.00(f)
====================================================================================
INCOME FROM INVESTMENT OPERATIONS:
  Investment income, net                                          0.56        0.25
  Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies                   0.41        0.44
------------------------------------------------------------------------------------
  Total from investment operations                                0.97        0.69
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from taxable net investment income                   (0.57)      (0.25)
  Dividends from tax-exempt net investment income                 0           0
  Distributions from net realized gains                          (0.10)       0
  Distributions in excess of net investment income
    due to timing differences                                     0           0
   Distributions in excess of net realized gains
    due to timing differences                                     0           0
------------------------------------------------------------------------------------
  Total distributions                                            (0.67)      (0.25)
====================================================================================
  Net asset value, end of period                                $15.74      $15.44
====================================================================================
  Total return (b)                                                6.44%       4.62%
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted)                     $464,517    $328,393
  Average net assets (000 omitted)                            $383,604    $237,462
  Ratio of expenses to average net assets                         0.45%       0.45%*
  Ratio of expenses to average net assets before reimbursement    0.64%       0.75%*
  Ratio of net investment income to average net assets            3.64%       4.37%*
  Portfolio turnover rate                                          791%        324%


--------------------------------------------------------------------------------
                                                 Prospectus--February 2, 2004 97

--------------------------------------------------------------------------------
Financial
Highlights

Real Estate Portfolio
o  Real Estate Investment Institutional

The financial highlights table is intended to help you understand the financial performance of the Portfolio for the periods indicated. Certain information reflects financial results for a single share of the Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming investment of all dividends and distributions). The information has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report, along with the Portfolio's financial statements, is included in the Fund's Annual Report, which is available upon request.




                                                                               REAL ESTATE INVESTMENT INSTITUTIONAL PORTFOLIO
                                                                       -------------------------------------------------------------
                                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                                          10/31/02    10/31/01    10/31/00    10/31/99   10/31/98(g)
====================================================================================================================================
  Net asset value, beginning of period                                       $7.66      $7.48       $6.77       $7.78      $10.00
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (h)(i)                                         0.28       0.39        0.07        0.37        0.43
  Net gains or losses on investments (both realized and unrealized)           0.10       0.21        1.12       (0.90)      (2.26)
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                            0.38       0.60        1.19       (0.53)       1.83
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment income                                       (0.42)(j)  (0.42)(j)   (0.45)      (0.42)(j)   (0.39)
  Distributions in excess of net investment income                            0          0          (0.03)      (0.06)       0
  Distributions from capital gains                                            0          0           0           0           0
------------------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                          (0.42)     (0.42)      (0.48)      (0.48)      (0.39)
====================================================================================================================================
  Net asset value, end of period                                             $7.62      $7.66       $7.48       $6.77       $7.78
====================================================================================================================================
  Total return (b)                                                            4.58%      8.05%      18.28%      (7.21)%    (18.61)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                                               $178,818(k) $48,472(k)   $1,584(k)   $1,147(k)  $18,193
  Ratio of expenses to average net assets(i)                                  1.19%      1.00%       1.00%       1.00%       1.00%*
  Ratio of net income (loss) to average net assets(l)                         3.41%      5.32%       1.01%       4.75%       5.62%*
  Portfolio turnover rate                                                      24%         19%        211%         32%         11%


--------------------------------------------------------------------------------
98

Financial Highlights (notes)
--------------------------------------------------------------------------------
*   Annualized

+   These are the financial highlights of the Municipal Class.

(a) Prior to October 2, 2000, Sanford C. Bernstein & Co., Inc. served as investment manager to the Fund. On October 2, 2000, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Sanford C. Bernstein & Co., Inc. and became investment adviser for the Fund.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(c) Commenced operations April 30, 1999
(d) This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the years ending September 30, 2003, September 30, 2002, September 30, 2001, September 30, 2000 and September 30, 1999,
    without taking into account these transaction fees would have been 53.28%, 10.35%, (24.37)%, (3.82)% and 76.88%, respectively.
(e) Commenced operations May 17, 2002.
(f) Prior to commencement of operations, May 17, 2002, Alliance Capital redeemed 1,333 shares representing $16,666 of Intermediate Duration Institutional Portfolio and made a capital contribution of $16,666 into the Portfolio, adjusting the opening net asset value per share from $12.50 to $15.00.
(g) Commenced operations December 9, 1997.
(h) Based on average shares outstanding.
(i) Net of fee waiver and expense reimbursement.
(j) Distributions from net investment income include a tax return of capital of $0.05 for Class I for 1999, $0.03 for 2001 and $.14 for 2002.
(k) (000's omitted).
(l) Net of expenses waived/reimbursed. If the AllianceBernstein Real Estate Investment Institutional Fund had borne all expenses, the expense ratio would have been 3.09% (annualized) for 1998, 3.45% for 1999, 13.03% for 2000, 3.52% for 2001 and 1.29% for 2002.

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                                                 Prospectus--February 2, 2004 99



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================================================================================
                      PROSPECTUS
================================================================================

             SANFORD C. BERNSTEIN FUNDS

                      The Statement of Additional Information ("SAI") of each Fund includes further information about that Fund and its investment policies. The SAIs have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this Prospectus. This means that each SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus. Further information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal years. To obtain free copies of any of these documents or make inquiries about any of the Funds, call your Bernstein advisor at (212) 486-5800 or write to us at: 1345 Avenue of the Americas, New York, NY 10105. You may also obtain free copies of this Prospectus at www.bernstein.com.

                      You can also obtain copies from the SEC's internet site at www.sec.gov, by visiting the SEC's Public Reference Room in Washington, D.C., by sending an e-mail to public-info@sec.gov or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You can call (202) 942-8090 for information on the operation of the Public Reference Room.


       Sanford C. Bernstein Fund, Inc., SEC file number: 811 - 5555
       Sanford C. Bernstein Fund II, Inc., SEC file number: 811 - 21034 AllianceBernstein Institutional Funds, Inc., SEC file number: 811 - 08403




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